GCAT 2022-NQM1 Trust ABS-15G

Exhibit 99.23

GCAT 2022-NQM1 Redacted Findings

Seller:

Deal ID:

Total Loan Count: 208

Loans by Grade in Population			Trade Summary
Loan Grade	Count	Percentage	Loan Status	Count	Percentage
1	136	65.38%	Review Complete	152	73.08%
2	72	34.62%	In Rebuttal	56	26.92%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	164	163	163	1	163	0	0	0	0	44	120
4	13	13	13	0	13	0	0	0	0	0	13
2	83	12	12	67	16	0	0	0	0	70	13
1	476	0	0	476	0	0	0	0	0	0	476

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	103	34	12	57	0	0	52
TRID CD ' Transaction Information/Seller Info	17	0	0	17	0	0	17
State Testing	16	0	0	16	0	0	16
Disclosures Federal Missing	9	4	0	5	0	0	5
TRID - Zero Tolerance Violation Not Cured	9	9	0	0	0	0	3
TRID - SPL - Missing	7	1	0	6	0	0	3
Missing HOC Disclosure	4	0	0	4	0	0	1
TRID - 10% Tolerance Violation Not Cured	4	4	0	0	0	0	1
Right to Rescind	3	1	2	0	0	0	0
Inaccurate Mortgage	3	3	0	0	0	0	0
TRID - Missing Closing Disclosure	3	0	3	0	0	0	0
TRID - Missing Loan Estimate	3	0	3	0	0	0	0
TRID- Lender Credits that Cannot Decrease	3	3	0	0	0	0	0
Disclosures Federal Late	2	0	0	2	0	0	1
TRID - CD Non-Borrower with Right to Rescind	2	1	0	1	0	0	0
Federal Testing	2	2	0	0	0	0	0
TRID - Initial LE Delivery Date (from application)	2	2	0	0	0	0	0
HMDA	2	0	0	2	0	0	2
Missing Mortgage	2	0	2	0	0	0	0
Missing Note	2	0	2	0	0	0	0
Late ARM Disclosure	1	0	0	1	0	0	1
TRID - SPL - Late	1	0	0	1	0	0	0
TRID - Revised LE Delivery Date (after issue of CD)	1	1	0	0	0	0	0
TRID CD ' Projected Payments/ Estimated Escrow	1	1	0	0	0	0	0
TRID CD ' Closing Information/Disbursement Date	1	0	0	1	0	0	1
TRID - CD Incomplete / Inaccurate	1	1	0	0	0	0	0
TRID - Revised LE Delivery Date4 (prior to consummation)	1	1	0	0	0	0	0
TRID CD ' Closing Information/File number Info	1	0	0	1	0	0	1
Credit	134	108	1	25	0	0	62
Income Docs	20	16	0	4	0	0	8
Program Parameters	18	10	0	8	0	0	12
Hazard Insurance	13	13	0	0	0	0	2
VVOE required	10	10	0	0	0	0	4
VOR Required	9	5	0	4	0	0	9
Assets Misc	7	5	0	2	0	0	5
Flood Cert	5	5	0	0	0	0	0
Incomplete Bank Statements	5	5	0	0	0	0	2
Title Commitment / Title Policy	5	4	0	1	0	0	0
LDP/EPL	5	5	0	0	0	0	2
Debts Not verified on credit report	4	4	0	0	0	0	1
Credit Tradelines	3	1	0	2	0	0	2
Miscellaneous	3	2	0	1	0	0	2
Credit Scores	3	3	0	0	0	0	1
REO PITI	3	3	0	0	0	0	2
REO Rental Income	2	2	0	0	0	0	1
Assets - Recent Large Deposits	2	2	0	0	0	0	1
Final Application	2	0	0	2	0	0	0
Reserve Assets	2	2	0	0	0	0	1
Resident Alien	2	1	0	1	0	0	2
Appraisal Date	1	1	0	0	0	0	1
Contract Concessions	1	1	0	0	0	0	1
Appraisal Incomplete	1	1	0	0	0	0	0
Employment history	1	1	0	0	0	0	1
IRS Form 4506	1	1	0	0	0	0	0
Subordination Agreement	1	1	0	0	0	0	1
Donor of gift letter	1	1	0	0	0	0	1
Sales contract	1	1	0	0	0	0	0
Tax Transcripts Missing	1	0	1	0	0	0	0
Earnest Money documentation	1	1	0	0	0	0	0
Application	1	1	0	0	0	0	0
Valuation	23	22	0	1	0	0	0
Appraisal - Secondary Valuation Product Not Provided	19	19	0	0	0	0	0
Value is supported within 10% of original appraisal amount	1	0	0	1	0	0	0
Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	1	1	0	0	0	0	0
Appraisal is Incomplete	1	1	0	0	0	0	0
Appraisal is missing	1	1	0	0	0	0	0

Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
436039473	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 2 (XX/XX/XXXX XX:XXPM) A CDA completed on XX/XX/XXXX, supports the origination value with 10%. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. However, the confidence score was below XXXX%.(Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039477	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XXXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039465	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Federal Testing-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

Response 1 (XX/XX/XXXX XX:XXAM)
The following fees were included in the Finance Charge Test: Flood Certification XXXX, Loan Origination XXXX, Loan Discount XXXX, Processing XXXX, Tax Service Fee XXXX, Title - Archive XXXX, Title - Courier XXXX, Title - Courier XXXX, Title - Recording Service XXXX, Title - Settlement XXXX, Title - Sub Escrow XXXX, Title - Wire XXXX, Title - Wire Transfer XXXX, and Underwriting XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The disclosed Finance Charges of XXXX on the PCCD issued XX/XX/XXXX was under disclosed by XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XXXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436039476	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately due to missing the non-borrowing spouse's signature. Although title is held as a married woman as her sole andseparate property, the inter-spousal deed was missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation/explanation is sufficient to cure the finding. (Resolved)

(Clear) Right to Rescind-

Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties due to missing the non-borrowing spouse's signature.

Response 1 (XX/XX/XXXX XX:XXAM)
The provided documentation/explanation is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Non-Borrower with Right to Rescind-

There is no evidence of the final CD provided to the non-borrowing spouse. Per regulation, CD(s) must be provided to all who have the right to rescind.

Response 1 (XX/XX/XXXX XX:XXAM)
The provided explanation is sufficient to cure the finding. (Resolved)

(Clear) Disclosures Federal Missing-

Although the first page of the XXXX was provided in the loan file, the rest of the pages were not provided; therefore, auditor is unable to determine if the disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX XX:XXAM)
No additional documentation received (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Disclosures Federal Missing-

Although the first page of the XXXX was provided inthe loan file, the rest of the pages were not provided; therefore,auditor is unable to determine if the disclosure was provided to the consumer.Evidence that it was provided within 3 business days of application isrequired.

Response 1 (XX/XX/XXXX XX:XXPM)
No additional documentation received (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documents provided were sufficient to clear the finding. (Resolved)

							(Clear) REO Rental Income- The rental income was not properly documented per the guidelines. The loan file is missing the lease on the Borrower's rental property located at XXXX as required per the guidelines. It should be noted that without the lease agreement and rental income on this property the DTI increases to XXXX% which exceeds max allowed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
436039466	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XXXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039470	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XXXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039467	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XXXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039472	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The Home loan toolkit is missing.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XXXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039478	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The Home Loan Toolkit is missing. Although the first page of thedisclosure was included in the loan file, because the rest of the pages weremissing, auditor is unable to determine that the disclosure was providedto the consumer. Evidence that it was provided within 3 business days ofapplication is required.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039469	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Missing Loan Estimate-

The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding.

(Open) Late ARM Disclosure-

The ARM Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the Application/Program Change Date, XX/XX/XXXX . Non-material defect.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding.

(Clear) Disclosures Federal Missing-

Only one is missing: The Charm Booklet is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding.

(Open) Disclosures Federal Missing-

Only one is missing: The Toolkit is missing.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436039471	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Disclosures Federal Missing-

Although the first page of the CHARM Booklet was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Open) Disclosures Federal Missing-

Although the first page of the Home Loan Toolkit was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436039468	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The Home Loan Tool Kit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039474	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039475	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Late- The Home Loan Toolkit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Field Review in file supported value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039819	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Incomplete / Inaccurate-

Revised CD not signed/acknowledged. Auditor unable to determine if it was received by consumer at consummation. Revised CD issued XX/XX/XXXX is missing page 5 of 5.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
436039820	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Flood Insurance. The loan was missing current flood insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new reflected on the appraisal is XXXX. The evidence of flood insurance in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of flood insurance.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

(Clear) Hazard Insurance-

Flood Insurance. The loan was missing a current flood insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new reflected on the appraisal is XXXX. The evidence of flood insurance in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of flood insurance.

Response 1 (XX/XX/XXXX XX:XXPM)                           Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039821	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The loan file contained a homeowner's quote instead of the actual hazard insurance policy reflecting the dwelling coverage at XXXX and the annual premium at XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment / Title Policy-

The title commitment/policy is incomplete/missing. The loan file was missing the title commitment reflecting sufficient insurance covering the loan amount of XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039826	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039828	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039829	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039830	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039831	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income is not documented properly according to guides. The guidelines for the DSCR product indicate that the rental income used for qualifying purposes will be either the lesser of the documented lease rent or market rent per the appraisal. The loan file was missing both an appraisal and lease; therefore, income was not documented at all. Further, the guidelines required an affidavit of business purpose, which was also missing. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal is missing-

The appraisal is missing from the loan file. The Auditor was unable to review the appraisal report. The loan file contained the email to the borrower reflecting that the appraisal had been attached and that the value was XXXX; however, a copy of the actual appraisal report is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable-

The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.

									3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
436039832	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Missing Loan Estimate-

The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) Flood Cert-

The flood certificate is missing. The guidelines require properties located in a Flood Zone to have flood insurance. The appraisal in file indicates the subject property is located in Zone X and not located in a flood zone. However, the loan file does not contain a flood certification, therefor the flood zone determination could not be confirmed.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The minimum credit score for a Cash Out transaction on a condo with an LTV > 60% is 700. The borrower(s) qualifying middle score is 692 and the LTV for the subject loan is 64.093%. The borrower(s) 692 credit score does not meet the minimum 700 credit score required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	4	1	1	1	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A
436039839	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039842	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039843	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]. The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
Most pages of the Appraisal are cut off at the bottom. (Upheld)

(Clear) Appraisal - Secondary Valuation Product Not Provided-

The loan file does not contain evidence that a secondary valuation product was ordered or performed.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436039844	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 2 (XX/XX/XXXX XX:XXAM)
Without evidence of POC clearance, a XXX shortage exists. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
Without evidence of either EMD clearance or POC clearance prior to the most recent bank statement, a XXXX shortage exists. (Upheld)

(Clear) Title Commitment / Title Policy-

The title commitment is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Tradelines-

The borrower does not meet the minimum tradeline requirements to meet Investor guidelines. The guidelines require a minimum three trade lines established for at least 12 months. The origination credit report reflects that the borrower only has 2 tradelines that have been reported for at least 12 months, which does not meet the minimum required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039845	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039846	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039847	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of 5.954%. The APR threshold is XXXX%. The loan is compliant with NY Subprime limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines-	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039868	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039850	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039858	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039859	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
436039861	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039864	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039866	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039865	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income/employment is not documented properly according to guides. Income documentation was not provided in the file, missing either Profit & Loss Statement or Verification of Employment. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Clear) Earnest Money documentation- The earnest money deposit was not properly documented and/or sourced. (source account did not show evidence of earnest money clearing account). Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039871	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The loan file contained a homeowner's insurance invoice with no actual homeowner's insurance policy reflecting the dwelling coverage at XXXX and the annual premium at XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039872	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Program Parameters- The subject loan does not meet Program Parameters. The guidelines require the borrower to execute a Borrower Statement of Occupancy and XXXX Attestation of No-Forbearance. The loan file did not contain a Borrower Statement of Occupancy or a XXXX Attestation of No-Forbearance. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- Appraisal - Secondary Valuation Product Not Provided. The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
436039873	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039877	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039878	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039879	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436039881	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Cert- The flood certificate is missing. The guidelines require properties located in a flood zone to obtain flood insurance. The loan file contains an appraisal report that indicates the subject property is located in Flood Zone X, therefore flood insurance would not be required. However, the loan file does not contain a flood certificate that confirms/supports the subject property is located in Flood Zone X. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039882	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039886	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039888	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039885	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039887	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039892	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039894	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039897	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039903	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039904	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt. (Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039911	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a full second appraisal dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039912	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039915	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039917	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040080	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040071	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- Inaccurate Mortgage. The mortgage was not completed accurately. There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436040098	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040051	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040072	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. Further, the loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040043	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040123	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040052	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040097	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040100	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040096	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040035	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040037	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040042	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040039	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040115	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated 09/10/2021, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040073	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040103	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040089	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040050	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) HMDA- The HMDA/Government Monitoring Information section of the application is incomplete. The Ethnicity section was not completed.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
436040078	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the addition to the following fees was not accepted: Property Condition Report. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary. Mitigating Factor- Seller is Exempt.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436040046	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040041	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040038	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040107	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040108	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040087	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040066	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040106	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040055	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040124	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040062	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040112	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040088	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040077	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040067	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040122	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040113	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with NY Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436040118	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Hazard Insurance. The guidelines require that all Investment properties (including condominiums) have Rent-Loss coverage equal to or greater than 6 months of total gross rents. The HOI documentation provided for the subject property did not reflect rent loss coverage was included with the policy coverage. The loan file did not contain adequate rent loss coverage as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Application-

The initial application is either inaccurate, missing or not signed as required by guides. The loan file contained an executed final application that was signed at closing. However, the loan file did not contain a copy of the initial application for the loan transaction.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters. The guidelines require borrower(s) of investment property transactions to complete a "Business Purpose Statement." The subject transaction is the purchase of an investment property. The loan file does not contain a "Business Purpose Statement" completed by the Borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436040065	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436040049	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (01/18/2022 8:54AM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436040092	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require a signed Attestation of No-Forbearance form to be completed and retained in the loan file. The loan file did not contain a copy of the Attestation of No-Forbearance. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039506	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039507	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Appraisal Incomplete- The appraisal is incomplete. The following addenda is missing: the comparable rent schedule is missing. The subject loan is a DSCR loan and the comparable rent schedule is required; however, is missing from the loan file. Response 2 (XX/XX/XXXX XX:XXAM) Upon further review, page 2 is acceptable for a Small Unit Residential Appraisal. (Resolved) Response 1 (XX/XX/XXXX XX:XXAM) Page 2 is not a comparable rent schedule. (Upheld)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039500	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of XXXX%. The borrower has a departing housing payment of XXXX and the subject PITIA is XXXX which results in a payment shock of XXXX% which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x 6 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets including the earnest money deposit of XXXX, of which XXXX consisted of gift funds deposited to the this account; however, the assets provided were business assets. Further, the guidelines indicate that gift funds are an unacceptable source of reserves; therefore, at a minimum the business funds would be needed for reserves. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.

Response 1 (XX/XX/XXXX XX:XXAM)
CPA Letter located in file. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039509	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The appraisal has checked that the property is located in a PUD and the mortgage is missing the PUD rider. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The borrower qualified under the DSCR Program. DSCR documentation requirements indicate if the subject property is not currently rented, rent loss coverage of 12 months must be obtained. The hazard insurance information contained in the file does not reflect rent loss coverage as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters. For all Purchase Transactions, the seller must have owned the subject property > (6) months unless permissible seller acquisition criteria is met. The seller purchased the property on XX/XX/XXXX for XXXX ( less than 10% increase). The loan file does not contain documentation that supports the acquisition of the subject property was permissible per the guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
436039508	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Projected Payments/ Estimated Escrow-

The CD issued on XX/XX/XXXX does not reflect the correct Estimated Escrow under the Projected Payments when compared to the Initial Escrow Account Disclosure Statement. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The IEAD provided to the borrower discloses a monthly escrow amount of XXXX. This amount does not match the amount of XXXXX disclosed on the CD issued on XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The IEAD provided to the borrower discloses a monthly escrow amount of XXXX. This amount does not match the amount of XXXX disclosed on the CD issued on XX/XX/XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The IEAD provided to the borrower discloses a monthly escrow amount of XXXX. This amount does not match the amount of XXXX disclosed on the CD issued on XX/XX/XXXX. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The IEAD issued on XX/XX/XXXX discloses the correct amount , however, it is signed and dated by the borrower on XX/XX/XXXX. Evidence the borrower received the correct IEAD within 45 days of closing is required. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Incomplete Bank Statements-

The bank and/or asset statements are incomplete. The loan program is a 12month bank statement loan and requires 12 months of consecutive bank statements for review. The following bank statements were missing from the loan file to complete a full 12 months of business bank statements: XXXX account ending in XXXX for the months of: XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The loan file was missing the following items as required for a 12 month bank statement program: Business Search, Business License, Verification of Business prior to closing and letter from a CPA on the use of business funds.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Flood Cert-

The flood certificate is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
436039502	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on 06/28/2021 does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) Assets Misc-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence XXXX in funds to close, earnest money deposit, gift funds and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x 6 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction of which XXXX was required to be liquid. The loan file contained evidence of XXXX in liquid assets including the earnest money deposit of XXXX. In addition, the loan file contained evidence of XXXX in business funds. The guidelines indicate business funds may be used for down payment, closing costs and reserves in all cases, except a Sole Proprietor. The Business Narrative provided by the borrower indicates the borrower is a Sole Proprietor, therefore the business funds may not be used. As a result there was a XXXX shortage of verified assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Donor of gift letter-

The loan was qualified with XXXX in Gift Funds. The Gift Letter did not contain the required donor information and was not executed by the donor or borrower's.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Program Parameters-

Program Parameters. The The borrower is purchasing the current primary rental property from the landlord. The loan transaction is considered a Non-Arm's Length Transaction. The guidelines require 24 months cancelled checks or proof of electronic transfer (a VOR is not acceptable) and a 12 month mortgage history from the lender being paid off to confirm the transaction is not a foreclosure / bailout. The loan file did not contain a 12 month mortgage history from the lender being paid off and only 12 months of the 24 months cancelled checks required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039501	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Title Commitment / Title Policy- The title commitment is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Clear) Income Docs- The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. The loan file contained a narrative worksheet; however, the worksheet is blank. A business narrative was not provided as required. Response 1 (XX/XX/XXXX XX:XXAM) Exception approved by Originator and accepted by Investor. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039505	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.	(Clear) VOR Required-

Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required 24 months consecutive and complete bank statements to properly document income using the 24 months bank statement program. The loan file contained business bank statements for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the 12/2020 bank statement is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Employment history-

Two full years of continuous employment history was not obtained for the borrower(s). 2 full years of verified employment history is required. The Co-borrower has been with his current employer (UPS) < 2 years. The loan file does not contain a VOE for the employment dates with previous employer. (Meritor Vehicle Systems)

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 150 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) VVOE required-

A VVOE is required within 10 days of Note date. The guidelines require verification of the borrower's business within 10 days of the note date. The loan file contains an internet business search with no date indicated. The loan file does not contain verification of the borrower's business within 10 days of the XX/XX/XXXX note date.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports a value of XXXX; and is within 10% of the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039519	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Federal Testing-

The file failed one or more of the federal threshold tests. This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR§1026.32(a)(1)(ii)(A), (B) ) The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 5 percent of the total loan amount of XXXX. This loan failed the high-cost mortgage financing of points and fees test. ( 12 CFR §1026.34(a)(10) ) The loan finances, directly or indirectly, any points and fees, as defined in the legislation. A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436039496	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines for a cash-out refinance of an investment property using bank statement income type reflect a maximum LTV of XXXX% is allowed. The subject loan closed with an LTV of XXXXX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Referenced VVOE not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039503	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Missing Mortgage-

The mortgage is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing Note-

The note is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Loan Estimate-

The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HMDA-

HMDA - Government Monitoring. The Government Monitoring Section on the application was not completed for the Ethnicity section. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13

(Clear) Right to Rescind-

New Findings Added: XX/XX/XXXX. The file contains no evidence of the Right to Cancel Notice.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) LDP/EPL-

LDP/EPL. The loan file does not include a fraud report.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance-

Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Flood Cert-

Flood Cert. The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required 12 months consecutive and complete bank statements to properly document income using the 12 months bank statement program. The loan file contained documentation for 2 separate bank accounts. In regards to XXXX account XXXX, bank statements were provided for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Subordination Agreement-

All existing subordinate financing must be resubordinated. The subordination agreement for the existing subordinate lien with XXXX XXXX is missing from the file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) VVOE required-

VVOE required. The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. A verification of the borrower’s business within 10 days is not present in the loan file

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment / Title Policy-

The title commitment/policy is incomplete/missing. The loan file does not contain a Title Commitment.

Response 1 (XX/XX/XXXX XX:XXPM)
The final title policy has been provided and is sufficient to clear the exception. (Resolved)

(Clear) IRS Form 4506-

An IRS form 4506C was incomplete or was missing from the file. The loan file does not contain an executed 4506C from the borrower or co-borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Recent Large Deposits-

Recent large deposits were not adequately sourced and/or documented. The loan file does not contain adequate documentation to reconcile the following large deposits to XXXX XXXX: XXXX on XX/XX/XXXX, XXXX on XX/XX/XXXX, XXXX on XX/XX/XXXX and XXXX on XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The loan was qualified under the 12 month bank statement program. The guidelines require the borrower to complete a "Business Narrative" for the borrowers business. The loan file does not contain a "Business Narrative".

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) VOR Required-

Verification of 12 months mortgage payments are required. A VOM is required for all financed REO, verifying a minimum 12 months of mortgage history, 0x30x12. The loan file does not contain a VOM for the following properties: XXXX, payable to XXXX and XXXX, payable to XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not independently verified. The final 1003 indicates the borrowers property located at XXXX was "pending sale" and the mortgage debt was not included in the DTI. However, adequate documentation,( i.e Final CD) was not contained in the loan file to support the exclusion of the debt.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) REO PITI-

The Borrower(s) own other real estate and the PITI for the following mortgages have not been confirmed; XXXX, payable to XXXX and XXXX, payable to XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Final Application-

The Final Application. The loan file does not contain a Final Application executed by both borrowers.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) REO Rental Income-

The rental income was not properly documented. The borrower(s) REO schedule discloses XXXX rental properties. The loan file does not contain adequate documentation that supports the rental income reflected for each property. The guidelines require bank statements reflecting the rent income deposits or lease agreements. The loan file does not contain bank statements reflecting the rent deposits or lease agreements.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for CLTV. The subject loan does not meet Program Parameters for CLTV. The guidelines for a cash out refinance of a primary residence using 12 month bank statement income type reflect a maximum CLTV of 80%. The subject loan closed with a CLTV of XXXX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.	3	2	3	2	4	2	1	1	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B
436039498	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. This results in a cost to cure of: XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10% This results in a cost to cure of: XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436039504	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. XXXX, XXXX, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the XXXX report; however, the XXXX Score result was XXXX for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.                                                                                                    Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. According to the guidelines for Alternative income using 24 months bank statement documentation, for a rate and term refinance of a primary residence with a loan amount of XXXX and an LTV of XXXX%, the minimum credit score required is XXXX. The borrowers qualifying credit score was only XXXX which does not meet the minimum required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039523	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure dated XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXXX). Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436039499	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX for both businesses and a business search dated XX/XX/XXXX for one business and XX/XX/XXXX for the other business; however, the note date is XX/XX/XXXX. A verification of the borrower’s businesses within 10 days were not present in the loan file. Further, the co-borrower was self-employed with income used for qualification; however, verification of the co-borrower’s business within 10 days was not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required 12 months consecutive and complete bank statements to properly document income using the 12months bank statement program. The loan file contained business bank statements for the account ending XXXX for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters for escrow waiver. According to guidelines, Escrow funds/impound accounts are required for all loans except: Where applicable state law identifies cases where escrow waivers must be permitted, or Non HPML transaction loans that meet all of the following requirements: Debt to Income Ratio is =700 and At least Six Months reserves from borrower’s own funds are documented and The LTV/CLTV of the loan does not exceed 70%. The borrower does not meet the requirements to waive escrow impounds as the DTI is XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039497	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.	(Clear) VOR Required-

VOR Required. Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a commercial VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The credit report reflects an inquiry from XXXX on XX/XX/XXXX. The borrower provided an LOE which indicated a new account had been opened but the account currently had a XXXX balance. The loan file does not contain documentation supporting the new account has a XXXX balance.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039520	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices.	(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is a delayed financing transaction. According to the appraisal in the loan file, the borrower purchased the subject property on XX/XX/XXXX for XXXX. The loan file contains an exception which reflects a comment that the borrower purchased the subject for XXXX. The loan file contained a Combined Real Estate Transfer Tax Return which indicates that the property was conveyed on XX/XX/XXXX for a price of XXXX. The final 1008 in the loan file reflects that the lender used a value of XXXX (the appraised value) to determine the LTV. The guidelines indicate that a copy of the final CD or HUD is required from the purchase of the subject property to determine the value to be used, to verify no financing was used to obtain the property and to ensure that the borrower not borrow more than the initial investment. The final HUD or CD from the purchase transaction of the subject is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Open) Credit Tradelines-

The borrower does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of three (3) activ?e and current trade lines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months or two (2) trade lines showing 24 months activity - may include closed accounts with activity reporting within the last 24 months. The credit report reflected that the borrower only had 1 account which consisted of 99 months activity and 1 with 12 months activity. The borrower was lacking an additional trade line with 24 or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence 3 months reserves totaling XXXX (XXXX PITIA x 3 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets; however, XXXX of the assets provided were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXXX shortage of qualifying assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039510	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement; however, the loan file did not contain any evidence of rent payments collected. Response 1 (XX/XX/XXXX XX:XXAM) Exception not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039726	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039713	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039664	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039666	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039667	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039663	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039717	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039699	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039727	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436039698	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039712	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039722	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Hazard Insurance. The guidelines require the hazard insurance policy for the subject property to be effective for at least 60 days after the date of funding. The funding date for the subject loan was XX/XX/XXXX and the hazard insurance policy in the file expires XX/XX/XXXX. The loan file does not contain evidence of a hazard insurance policy for the subject property that will be effective for a minimum of 60 days after the funding date.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets Misc-

There are additional asset findings. The loan file was qualified under the Clean Slate Program utilizing 24 Months Banks Statements. The guidelines indicate a maximum of (6) Non-Sufficient Funds (NSF) charges or Overdraft incidents per every twelve consecutive month look-back period are permitted. Review of the borrower(s) bank statements used to qualify reflect 13 NSF charges in a 12 month period. The borrower(s) amount of NSF charges in a 12 month period exceeds the maximum of (6) allowed per guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Open) VOR Required-

VOM. The borrower had XXXX of mortgage payments deferred for the mortgage with XXXX (XXXX). The guidelines require verification that all payments have been made on time (no missed payments) or any missed payments have been resolved. The loan file did not contain a copy of the deferred payment agreement to ensure the borrower has made all payments timely in accordance to the agreement. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039705	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Sales contract- The Sales Contract reflects an Addendum dated XX/XX/XXXX stating "Buyer is purchasing the property as his Primary Residence". No documentation is retained in the Loan File for an updated Addenum that echos the 1003 and the 1008 loan forms signed by the borrower dated XX/XX/XXXX that states the subject property at XXXX is applied for as an "Investment Property". Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039766	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained the affidavit; however, it was not completed or signed by the borrower.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXAM)
Still missing business purpose and occupancy affidavit. (Upheld)

(Clear) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The guidelines for a DSCR program purchase loan with an LTV of XXXX% indicate a minimum credit score of XXXX. The borrower's qualifying credit score is only XXXX, which is below the minimum required.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXAM)
Matrix provided is only a partial snip with no date. (Upheld)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which reflects sufficient coverage/replacement cost. The guidelines for the DSCR program indicate that if subject property is not currently rented or an Executed lease agreement is unavailable, rent loss coverage of 12 months must be obtained. The appraisal reflects that the subject property is rented; however, the loan file does not contain a copy of the Leases. The hazard insurance documentation provided does not reflect rent loss coverage is included.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039662	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039728	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039770	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID- Lender Credits that Cannot Decrease-

This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXXX) If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436039703	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039762	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039718	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.	(Clear) Reserve Assets-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x 6 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets. As a result, there is a XXXX shortage of qualifying assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039707	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436039723	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039700	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters- The subject loan does not meet Program Parameters for maximum LTV of 75% for a cash out refinance. The subject loan closed with an LTV of XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating actors utilized to downgrade to level XXXX. Credit score of XXXX exceeds the minimum required by guidelines of XXXX. Verified post closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039710	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Missing Note- The note is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Missing Mortgage- The mortgage is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.	(Open) Income Docs- The income/employment is not documented properly according to guides. The provided business license is expired/admin dissolved. However, it should be noted an exception was granted for this issue. (Clear) Final Application- The Final Application does not accurately reflect the verified information as in the loan file. The final application is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	4	2	2	2	4	2	1	1	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B
436039701	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039709	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039665	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs-

The income/employment is not documented properly according to guides. The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement dated XX/XX/XXXX. The loan file contains the asset statement reflecting the rent deposits for XXXX. The evidence of rent payment for XX/XX/XXXX is not in the loan file. 4 consecutive months of rent were not evidenced in the loan file as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039676	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Tax Transcripts Missing- The tax transcripts are missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	4	1	3	2	3	1	C	B	D	A	C	A	C	B	C	B	D	A	C	A	C	B	C	B	D	A	C	A	C	B	C	B	D	A	C	A	C	B	C	B	D	A	C	A	C	B
436039672	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039697	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. AVM in file supports value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436039716	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039714	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close and pre-paid items. The loan file contained evidence of XXXX in assets; however, the assets provided were business assets. The loan file contained a tax preparer letter which indicated that the borrower had full access to the business funds; however, the loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
436039769	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039704	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Recording Fee. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a HVE AVM, dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436039675	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039721	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs- The income is not documented properly according to guides. The subject loan was qualified under the Alternative Income 1 YR 1099 program. Rental income was used to qualify and a 1099 from the property management company was used as supporting income documentation. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039671	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Program Parameters-

The subject loan does not meet DSCR Program Parameters for Eligible Borrower Type. The subject Borrowers are Foreign Nationals, which are not permitted for a DSCR loan.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The guide indicates Foreign National are not eligible for DSCR loans. (Upheld)

(Clear) Program Parameters-

The subject loan does not meet DSCR Program Parameters for First Time Homebuyers. The Borrowers are First Time Homebuyers which is not permitted for DSCR program.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/X/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039719	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed or documented. The borrower owns XXXX additional REO. The property located at XXXX is only documented with a mortgage statement which does not include escrow and therefore is missing the documented HOI and property taxes and the property located at XXXX is not documented at all.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence 5 months reserves totaling XXXX (XXXX PITIA x 5 months). The loan file contained evidence of XXXX in assets; however, the assets provided were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039761	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039724	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039764	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039706	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436039673	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039765	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs- The income/employment is not documented properly according to guides. The borrower's YTD Profit and Loss statement for the business reflecting a loss and included in the income calculation as a loss is missing from the loan file. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039711	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VOR Required-

VOM. The loan transaction is a Cash out and contains the payoff of a private mortgage. The guidelines require a 12 month payment history supported by canceled checks/ bank activity and a copy of the mortgage note. The loan file does not contain verification of 12 months payment history supported by canceled checks/ bank activity as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Resident Alien-

Resident Alien. The final 1003 indicates the co-borrower is a Permanent Resident. The guidelines require a front and back copy of the co-borrowers Permanent resident card. The loan file contains a copy of the front of the card; the loan file does not contain a front and back copy as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039763	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039715	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) REO PITI-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not documented. The borrower(s) REO schedule on the final 1003 reflects a property located at XXXX; with a loan not reflected on the credit report, payable to XXXX in the amount of XXXX per month. The loan file does not contain documentation verifying the PITI amount or the outstanding loan balance. A recent bank statement in the file from XXXX XXXX reflects a XXXX XXXX (in addition to the subject property) paid on XX/XX/XXXX for this property, which may indicate the documents were not available at the time of closing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. XXXX, XXXX, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the XXXX report; however, the property address submitted as the "subject property" was incorrect. The address submitted was XXXX vs. XXXX. The loan file did not contain a copy of the fraud report with the correct loan data submitted.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. The loan file does not contain a narrative worksheet and was not provided as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) VVOE required-

A VVOE is required within 10 days of Note date. The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039725	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039720	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs- The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement dated XX/XX/XXXX. The evidence of rent payment for XXXX is not in the loan file. 4 consecutive months of rent were not evidenced in the loan file as required.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039702	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Resident Alien- The loan file does not contain sufficient documentation to evidence borrower's residency. The guidelines required a copy of the front and back of the borrowers resident alien card. The loan file did not contain a copy of the Resident Alien card.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039767	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039708	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039481	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039529	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing . Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039530	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Hazard Insurance Policy. The hazard insurance policy must be effective for at least 60 days after the date of funding. The hazard policy in file for the subject property expires on XX/XX/XXXX and the funding date for the loan transaction was XX/XX/XXXX. The policy will only be effective for 47 days after funding.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception approved by Originator and accepted by Investor. (Resolved)

(Clear) Program Parameters-

Program Parameters. Per the guidelines, HELOC's and subordinate lien amounts that were not used to purchase the subject property must be seasoned for > 12 months and not have more than XXXX drawn in the past 12 months. The withdrawal activity must be documented with a transaction history. The borrower(s) are paying of a PNC Bank HELOC. The loan has been seasoned > 12 months and is currently in the repayment phase; however the loan file does not contain a transaction history verifying no draws > XXXX have occurred within the past 12 months.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation and documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039548	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039544	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039540	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. XXXX, XXXX, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the XXXX report; however, the XXXX Score result was XXXX for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039555	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Flood Cert-

Flood Cert. The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required 24 months consecutive and complete bank statements to properly document income using the 24 months bank statement program. The loan file contained business bank statements for the months of XX/XX/XXXX to XX/XX/XXXX however, the XX/XX/XXXX and XX/XX/XXXX bank statement is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) VVOE required-

VVOE required. The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. A verification of the borrower's business within 10 days of the note date is not in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Title Commitment / Title Policy-

The title commitment/policy is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) VOR Required-

Verification of 12 months mortgage history is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12 for non-FTHB's. The borrower was awarded property in divorce; 1st and 2nd liens are not in the borrowers name. The 1st lien payable to XXXX; 12 months payment history verified via bank statements, 0x30 12 months. The 2nd lien is payable to XXXX. The borrower started making payments XX/XX/XXXX, < 12 months payment history was obtained and 1x30 for XX/XX/XXXX. The account is now current.It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The loan was qualified under the 12 months Bank Statement program. Per guidelines, borrowers must provide a comprehensive business narrative that includes a description of the business, the outlook for the future of the business, information about the products or services, an outline of how the business and management team is organized and the number of full-time employees and/or contractors. The loan file did not contain a Business Narrative from the borrower.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039543	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039557	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The total cost to cure is XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Program Parameters-

Program Parameters. The subject loan does not meet Program Parameters for payment shock. The guidelines for a Non-FTHB indicate a maximum payment shock of 350%. The borrower is a Non-FTHB with a departing housing payment of XXXX and the subject PITIA is XXXX which results in a payment shock of XXXXX% which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The final 1003 reflected an account with XXXX with a payment of XXXX which was not reflected on the credit report. The loan file does not contain documentation verifying the payment and balance for this account.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) VVOE required-

VVOE required. The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. The loan file contains a CPA letter dated XX/XX/XXXX; however the note date is XX/XX/XXXX. A verification of the borrower's business within 10 days of the note date is not in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
436039532	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039546	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Credit Tradelines-

The co-borrower does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of three (3) active and current trade lines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months or two (2) trade lines showing 24 months activity - may include closed accounts with activity reporting within the last 24 months. The credit report reflected that the co-borrower only had 1 account which consisted of 28 months activity and was last reported in XX/XX/XXXX. The borrower was lacking an additional trade line with 24 or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039550	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The lease agreements were provided by the borrower; however, the loan file did not contain the required 4 months evidence of receipt of rent payments. Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039524	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Contract Concessions-

The contract contained unallowable concessions or significant personal property. The loan transaction was a purchase of an investment property. The guidelines only permit allowable IPC's on investment property transactions that do not exceed 2% of the purchase price. The purchase price for the subject transaction is XXXX, which allows a maximum of XXXX in Seller concessions. The Final CD evidenced XXXX in seller concessions which exceeds the maximum allowed by XXXX. The guidelines indicate when IPC's exceed the maximum allowed, a reduction to the purchase price in the excess amount is required. As a result, the XXXX purchase price was reduced to XXXX which also caused the LTV to increase from XXXX% to XXXX%.

Response (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost.? The loan was qualified under the DSCR program. The guidelines indicate, if the subject property is not currently rented, rent loss coverage of 12 months must be obtained. The subject property is not currently rented. The hazard insurance documentation provided does not reflect rent loss coverage is included.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039551	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement dated XX/XX/XXXX along with 2 months bank statements for the XXXX account ending XXXX which reflected XXXX deposits matching the rental amount of XXXX displayed on the lease which were deposited on XX/XX/XXXX and XX/XX/XXXX; however, the loan file did not contain any evidence of the remaining rent payments collected for a full 4 months as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Guide requires evidence of 4 months' rent received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Senior Management review of correct guidelines and proof or receipt not required. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039526	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 8 months reserves totaling XXXX (XXXX PITIA x 8 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets; however, XXXX of the assets provided were business assets and an additional XXXX were deposits from the business account to the personal account; therefore, a total of XXXX were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436039535	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039531	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date. Non-material defect.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Credit Report Fee.This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed thecomparable charges (XXXX) by more than 10% A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title- Abstract/ Title Search fee, Attorney's Fee, Title Lender's Title Insurance Policy, and Title- Courier Fee. This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) VOR Required-

Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Open) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines do not allow medical collections with a combined balance greater than XXXX to remain open. The borrower has XXXX in collections reporting to credit. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
436039525	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039528	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required- The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039554	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV allowed for a rate and term refinance using the DSCR program is 75%. The guidelines indicate that for rate and term refinances, if the subject property was purchased less than 6 months prior to the subject transaction and significant improvements made to the property, Arc may allow the LTV to be based on the purchase price plus improvement costs where the improvement costs are sufficiently documented and the appraiser provides commentary and comparable properties that support the increase in value from the original purchase price. Further, Properties owned more than six (6) months, the LTV/CLTV will be based on the current appraised value. The borrower purchased the subject property on XX/XX/XXXX for XXXX and made significant improvements which were documented in the loan file to equal XXXX for an adjusted value of XXXX. The subject loan closed on XX/XX/XXXX (9 days short of a full 6 months) with a loan amount of XXXX, which results in an LTV of XXXX%, which exceeds the maximum allowed per guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039545	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039553	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using the alternative income program, is 85%. The subject loan closed with an LTV of 90%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

(Clear) VVOE required-

he guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. A verification of the borrower’s business within 10 business days is not present in the loan file. Further, the loan file did not contain a copy of the borrower's license or a CPA letter; therefore, the borrower's business was not verified.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXX, which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039538	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436039527	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039552	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.

							(Clear) Program Parameters- The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of XXXX%. The borrower has a departing housing payment of XXXX and the subject PITIA is XXXX which results in a payment shock of XXXX which exceeds the maximum allowed. Response 1 ((XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
436039549	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained the affidavit; however, it was not completed or signed by the borrower. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436039547	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039533	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Sellers' Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436039534	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039536	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039537	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VOR Required-

Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The guidelines for non-FTHB indicate that 12 months minimum verification of private mortgage history is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower indicated on the application as having owned a previous residence; however, the loan file does not contain any documented evidence of the housing history for the borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters for NSF charges. The guidelines indicate a maximum of six* (6) Non-Sufficient Funds (NSF) charges or Overdraft incidents per every twelve consecutive month look-back period. The borrower has 12 NSF charges, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436039539	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address Missing. Non-material defect.	(Clear) VVOE required-

VVOE. The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Recent Large Deposits-

Recent large deposits were not adequately sourced and/or documented. The Borrower(s) XXXX account XXXX reflects XXXX recent unsourced large deposits; XXXX on XX/XX/XXXX and XXXX on XX/XX/XXXX. The deposit for XXXX was excluded from the qualifying asset amount at origination; however, the loan file does not contain documentation to source the deposit for XXXX and it was included in the qualifying asset amount.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436039556	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.	(Clear) Appraisal Date-

The appraisal was too old at the time of closing based on guides. The guidelines require a recertification of value from the original appraiser is required when the appraisal is aged 120+ days. A new appraisal is required after 180 days. The appraisal in the loan file is dated XX/XX/XXXX and the subject loan closed XX/XX/XXXX. On the day of closing the appraisal was XXXX days old. The loan file does not contain any evidence of a recertification of value, as required by guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Originator and accepted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
436039541	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039542	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436039463	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Disclosures Federal Late-

The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XX/XX/XXXX: CHARM Handbook XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Non-Borrower with Right to Rescind-

There is no evidence of an initial and last revised CD provided to Non-borrower . Per regulation, CD(s) must be provided to all who have the right to rescind.

Response 1 (XX/XX/XXXX XX:XXPM)
Resolved

(Clear) Right to Rescind-

The file contains no evidence of the Right to Cancel Notice for Non-borrower.

Response 1 ((XX/XX/XXXX XX:XXPM)
Resolved

							(Clear) Program Parameters- The subject loan does not meet Program Parameters for maximum loan amount. The maximum loan amount for a cash out refinance is XXXX. Additionally, the maximum LTV is 60%. The subject cash out loan closed with a loan amount of XXXX and an LTV of XXXX%. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to verify exception. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A second full appraisal was completed at origination that supports the original appraised value.	3	1	3	1	4	1	1	1	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A
436039479	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts Not verified on credit report- The application lists significant debts that were not verified on the credit report and not independently verified. The loan file contained a mortgage statement for XXXX however this mortgage did not appear on the origination credit report and a mortgage payment history was not provided. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review provided supports value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A

Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
436039463	1 of 5	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Late	XXXX	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XX/XX/XXXX: CHARM Handbook XX/XX/XXXX.	Evidence showing disclosure was provided within 3 business days of application.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Acknowledgement of Charm Booklet Receipt	Response 1 (XX/XX/XXXX XX:XXAM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039463	2 of 5	XXXX	XX/XX/XXXX	Compliance	Right to Rescind	XXXX	The file contains no evidence of the Right to Cancel Notice for Non-borrower.	A copy of the Right to Cancel executed by the NB or evidence that the NB has no rescission rights.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) There is only one borrower on this loan.	Response 1 (XX/XX/XXXX XX:XXAM) Resolved		4	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039463	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - CD Non-Borrower with Right to Rescind	XXXX	There is no evidence of an initial and last revised CD provided to Non-borrower . Per regulation, CD(s) must be provided to all who have the right to rescind.	Evidence that the NB received the initial and last revised CD or evidence showing that the NB has no rescission rights.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) There is only one borrower on this loan	Response 1 (XX/XX/XXXX XX:XXPM) Resolved		2	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039463	4 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for maximum loan amount. The maximum loan amount for a cash out refinance is XXXX. Additionally, the maximum LTV is 60%. The subject cash out loan closed with a loan amount of XXXX and an LTV of XXXX%.	Exception required for loan amount and LTV on a cash out refinance.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception attached	Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to verify exception. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039463	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A second full appraisal was completed at origination that supports the original appraised value.						2	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039479	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039479	2 of 3	XXXX	XX/XX/XXXX	Credit	Debts Not verified on credit report	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. The loan file contained a mortgage statement for XXXX however this mortgage did not appear on the origination credit report and a mortgage payment history was not provided.	Mortgage payment history is required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see the Attached, The Letter from XXXX confirming their loan paid off and consolidated the loans forXXXX (which appears on the Guarantor’s credit report, also attached) The attached also confirms that the Borrower’s payment to XXXX was made through an ACH debt, proof of payment. There is over 12 month payment history.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039479	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review provided supports value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039481	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039481	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039481	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039496	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039496	2 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exhibit C is only required for DSCR loans	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039496	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The guidelines for a cash-out refinance of an investment property using bank statement income type reflect a maximum LTV of 60% is allowed. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	Credit score of 817 exceeds the minimum required by guidelines of 700. DTI of 20.892% is below maximum of XXXX%. Verified post-closing reserves of XXXX or 12 months. Minimum required per guidelines is 0 months. Borrower has XXX years owning the same business. Primary residence owned XXXX years. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039496	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) post close VVOE Rebuttal 2 (XX/XX/XXXX XX:XXPM) Documentation uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) Referenced VVOE not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039496	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039497	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039497	2 of 4	XXXX	XX/XX/XXXX	Credit	Debts Not verified on credit report	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. The credit report reflects an inquiry from XXXX on XX/XX/XXXX. The borrower provided an LOE which indicated a new account had been opened but the account currently had a XXXX balance. The loan file does not contain documentation supporting the new account has a XXXX balance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) UDM included with initial upload to support XX balance. Screenshot attached	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039497	3 of 4	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	VOR Required. Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a commercial VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required.	XXXX Score.XXXX years on job. Good residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception approved to use the VOR completed by landlord	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039497	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039498	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10% This results in a cost to cure of: XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) initials uploaded to another condition	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039498	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Borrower withdrew their initial application from XX/XX/XXXX while shopping rate options, ended up reapplying with us on 6/9 - initial disclosures from that transaction attached	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039498	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX. This results in a cost to cure of: XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) initials uploaded to another condition	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039498	4 of 5	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039498	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039499	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039499	2 of 5	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank statements are incomplete. The guidelines required 12 months consecutive and complete bank statements to properly document income using the 12months bank statement program. The loan file contained business bank statements for the account ending XXXX for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.	XXXX% LTV. XXXX Score. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved for the missing month of bank statements	Response 1 (XX/XX/XXXX XX:XAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039499	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for escrow waiver. According to guidelines, Escrow funds/impound accounts are required for all loans except: Where applicable state law identifies cases where escrow waivers must be permitted, or Non HPML transaction loans that meet all of the following requirements: Debt to Income Ratio is =XXXX and At least Six Months reserves from borrower’s own funds are documented and The LTV/CLTV of the loan does not exceed XXXX%. The borrower does not meet the requirements to waive escrow impounds as the DTI is XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of XXX. LTV of XXXX% is below maximum of XXXX%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is XXXX months.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039499	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX for both businesses and a business search dated XX/XX/XXXX for one business and XX/XX/XXXX for the other business; however, the note date is XX/XX/XXXX. A verification of the borrower’s businesses within 10 days were not present in the loan file. Further, the co-borrower was self-employed with income used for qualification; however, verification of the co-borrower’s business within 10 days was not present in the loan file.	XXXX% LTV. XXX Score. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039499	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039500	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039500	2 of 4	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x 6 months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets including the earnest money deposit of XXXX, of which XXXX consisted of gift funds deposited to the this account; however, the assets provided were business assets. Further, the guidelines indicate that gift funds are an unacceptable source of reserves; therefore, at a minimum the business funds would be needed for reserves. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA letter regarding the use of business funds - included with initial upload	Response 1 (XX/XX/XXXX XX:XXAM) CPA Letter located in file. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039500	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of 350%. The borrower has a departing housing payment of XXXX and the subject PITIA is XXXX which results in a payment shock of XXXX which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.	Credit score of XXXX exceeds the minimum required by guidelines of 640. LTV of XXXX% is below maximum of 75%. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XXXX months. Minimum required per guidelines is 6 months. Borrower has 7 years in the same profession, owning the same company. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039500	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039501	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039501	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. The loan file contained a narrative worksheet; however, the worksheet is blank. A business narrative was not provided as required.	XXXX% LTV. High residual income. XXX years on job.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved for business narrative	Response 1 (XX/XX/XXXX XX:XXAM) Exception approved by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039501	3 of 4	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Final Title Policy	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039501	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039502	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039502	2 of 5	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence XXXX in funds to close, earnest money deposit, gift funds and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x XXX months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction of which XXXX was required to be liquid. The loan file contained evidence of XXXX in liquid assets including the earnest money deposit of XXXX. In addition, the loan file contained evidence of XXXX in business funds. The guidelines indicate business funds may be used for down payment, closing costs and reserves in all cases, except a Sole Proprietor. The Business Narrative provided by the borrower indicates the borrower is a Sole Proprietor, therefore the business funds may not be used. As a result there was a XXXX shortage of verified assets.	18 years same residence. XXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039502	3 of 5	XXXX	XX/XX/XXXX	Credit	Donor of gift letter	XXXX	The loan was qualified with XXXX in Gift Funds. The Gift Letter did not contain the required donor information and was not executed by the donor or borrower's.	18 years same residence. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039502	4 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	Program Parameters. The The borrower is purchasing the current primary rental property from the landlord. The loan transaction is considered a Non-Arm's Length Transaction. The guidelines require 24 months cancelled checks or proof of electronic transfer (a VOR is not acceptable) and a 12 month mortgage history from the lender being paid off to confirm the transaction is not a foreclosure / bailout. The loan file did not contain a 12 month mortgage history from the lender being paid off and only 12 months of the 24 months cancelled checks required.	XXXX years same residence. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039502	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	1 of 25	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	HMDA - Government Monitoring. The Government Monitoring Section on the application was not completed for the Ethnicity section. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	2 of 25	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Needed docs uploaded to condition ID XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	3 of 25	XXXX	XX/XX/XXXX	Compliance	Missing Mortgage	XXXX	The mortgage is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) SECI	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	4 of 25	XXXX	XX/XX/XXXX	Compliance	Missing Note	XXXX	The note is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Note	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	5 of 25	XXXX	XX/XX/XXXX	Compliance	Right to Rescind	XXXX	New Findings Added: XX/XX/XXXX. The file contains no evidence of the Right to Cancel Notice.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) RTC	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	6 of 25	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Closing Disclosure	XXXX	There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Initial Disclosures, all LE's, CD's, Final CD and 1003	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	7 of 25	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Loan Estimate	XXXX	The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Needed docs uploaded to condition ID XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	8 of 25	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Needed docs uploaded to condition ID XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	9 of 25	XXXX	XX/XX/XXXX	Credit	Assets - Recent Large Deposits	XXXX	Recent large deposits were not adequately sourced and/or documented. The loan file does not contain adequate documentation to reconcile the following large deposits to XXXX XXXX: XXXX, XXXX on XX/XX/XXXX, XXXX on XX/XX/XXXX, XXXX on 0XX/XX/XXXX and XXXX on XX/XX/XXXX.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	10 of 25	XXXX	XX/XX/XXXX	Credit	Debts Not verified on credit report	XXXX	The application lists significant debts that were not independently verified. The final 1003 indicates the borrowers property located at XXXX was "pending sale" and the mortgage debt was not included in the DTI. However, adequate documentation,( i.e Final CD) was not contained in the loan file to support the exclusion of the debt.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	11 of 25	XXXX	XX/XX/XXXX	Credit	Final Application	XXXX	The Final Application. The loan file does not contain a Final Application executed by both borrowers.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Needed docs uploaded to condition ID XXXX	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	12 of 25	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	Flood Cert. The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Flood Cert	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	13 of 25	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI and RCE	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	14 of 25	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The loan was qualified under the 12 month bank statement program. The guidelines require the borrower to complete a "Business Narrative" for the borrowers business. The loan file does not contain a "Business Narrative".		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Business Narrative	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	15 of 25	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank statements are incomplete. The guidelines required 12 months consecutive and complete bank statements to properly document income using the 12 months bank statement program. The loan file contained documentation for XX separate bank accounts. In regards to XXXX account XXXX, bank statements were provided for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX account XXXX was not used in the income calculation - see attached worksheets	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	16 of 25	XXXX	XX/XX/XXXX	Credit	IRS Form 4506	XXXX	An IRS form 4506C was incomplete or was missing from the file. The loan file does not contain an executed 4506C from the borrower or co-borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	17 of 25	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	LDP/EPL. The loan file does not include a fraud report.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Fraud Report	(XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	18 of 25	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for CLTV. The subject loan does not meet Program Parameters for CLTV. The guidelines for a cash out refinance of a primary residence using 12 month bank statement income type reflect a maximum CLTV of 80%. The subject loan closed with a CLTV of XXXX%, which exceeds the maximum allowed.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) exception approved covering the CLTV	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	19 of 25	XXXX	XX/XX/XXXX	Credit	REO PITI	XXXX	The Borrower(s) own other real estate and the PITI for the following mortgages have not been confirmed; XXXX, payable to XXXX and XXXX, payable to XXXX.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	20 of 25	XXXX	XX/XX/XXXX	Credit	REO Rental Income	XXXX	The rental income was not properly documented. The borrower(s) REO schedule discloses XXXX rental properties. The loan file does not contain adequate documentation that supports the rental income reflected for each property. The guidelines require bank statements reflecting the rent income deposits or lease agreements. The loan file does not contain bank statements reflecting the rent deposits or lease agreements.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	21 of 25	XXXX	XX/XX/XXXX	Credit	Subordination Agreement	XXXX	All existing subordinate financing must be resubordinated. The subordination agreement for the existing subordinate lien with XXXX XXXX is missing from the file.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	22 of 25	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment/policy is incomplete/missing. The loan file does not contain a Title Commitment.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Final Title	Response 1 (XX/XX/XXXX XX:XXAM) The final title policy has been provided and is sufficient to clear the exception. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	23 of 25	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months mortgage payments are required. A VOM is required for all financed REO, verifying a minimum 12 months of mortgage history, 0x30x12. The loan file does not contain a VOM for the following properties: XXXX, payable to XXXX and XXXX, payable to XXXX.	Good reserves. XXXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	24 of 25	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	VVOE required. The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. A verification of the borrower’s business within 10 days is not present in the loan file		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) VVOEs	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039503	25 of 25	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039504	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039504	2 of 4	XXXX	XX/XX/XXXX	Credit	Credit Scores	XXXX	The borrower's credit scores are below the minimum allowable per guidelines. According to the guidelines for Alternative income using 24 months bank statement documentation, for a rate and term refinance of a primary residence with a loan amount of XXXX and an LTV of XXXX%, the minimum credit score required is 720. The borrowers qualifying credit score was only XXX which does not meet the minimum required.	High Reserves. XXXX% DTI. XXXX1% LTV.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved for the loan amount	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039504	3 of 4	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. XXXX, XXXX, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the XXXX report; however, the XXXX Score result was XXXX for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.	High Reserves. XXXX% DTI. XXXX% LTV.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) exception for the missing final fraud report	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039504	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	1 of 7	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	2 of 7	XXXX	XX/XX/XXXX	Credit	Employment history	XXXX	Two full years of continuous employment history was not obtained for the borrower(s). 2 full years of verified employment history is required. The Co-borrower has been with his current employer (UPS) < 2 years. The loan file does not contain a VOE for the employment dates with previous employer. (Meritor Vehicle Systems)	12 months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	3 of 7	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank statements are incomplete. The guidelines required 24 months consecutive and complete bank statements to properly document income using the 24 months bank statement program. The loan file contained business bank statements for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.	12 months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	4 of 7	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. XXXX, XXXX, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the XXXX report; however, the XXXX Score result was XXXX for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.	12 months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	5 of 7	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history as required.	12 months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	6 of 7	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	A VVOE is required within 10 days of Note date. The guidelines require verification of the borrower's business within 10 days of the note date. The loan file contains an internet business search with no date indicated. The loan file does not contain verification of the borrower's business within 10 days of the XX/XX/XXXX note date.	12 months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039505	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports a value of XXXX; and is within 10% of the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039506	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039506	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039506	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039507	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039507	2 of 3	XXXX	XX/XX/XXXX	Credit	Appraisal Incomplete	XXXX	The appraisal is incomplete. The following addenda is missing: the comparable rent schedule is missing. The subject loan is a DSCR loan and the comparable rent schedule is required; however, is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) See page 2 of appraisal	Response 1 (XX/XX/XXXX XX:XXAM) Page 2 is not a comparable rent schedule. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Upon further review, page 2 is acceptable for a Small Unit Residential Appraisal. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039507	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039508	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Projected Payments/ Estimated Escrow	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct Estimated Escrow under the Projected Payments when compared to the Initial Escrow Account Disclosure Statement. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
Please see attached rebuttal

Rebuttal 2 (XX/XX/XXXX XX:XXAM)
corrected IEAD and Payment letter - CD was correct at closing. new tax cert came in but these two docs did not get updated

Rebuttal 3 (XX/XX/XXXX XX:XXAM)
Updated IEAD and payment letter - a new tax cert was provided before closing and these docs did not get updated in time

Rebuttal 4 (XX/XX/XXXX XX:XXPM)
Loan was not reviewed within 45 days of closing. Borrower did put the wrong year on the signature lines, dated as XX/XX/XXXX. Attaching labels used (to and return) to send corrected docs to borrower. Tracking delivery lines up with dates (outside of the year)

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The IEAD provided to the borrower discloses a monthly escrow amount of XXXX. This amount does not match the amount of XXXX disclosed on the CD issued on XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The IEAD provided to the borrower discloses a monthly escrow amount of XXXX. This amount does not match the amount of XXXX disclosed on the CD issued on XX/XX/XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The IEAD provided to the borrower discloses a monthly escrow amount of XXXX. This amount does not match the amount of XXXX disclosed on the CD issued on XX/XX/XXXX. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The IEAD issued on XX/XX/XXXX discloses the correct amount , however, it is signed and dated by the borrower on XX/XX/XXXX. Evidence the borrower received the correct IEAD within 45 days of closing is required. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

													3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039508	2 of 5	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Flood Cert	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039508	3 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The loan file was missing the following items as required for a 12 month bank statement program: Business Search, Business License, Verification of Business prior to closing and letter from a CPA on the use of business funds.	XXX Score. XXXX% LTV. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved prior to fund	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039508	4 of 5	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank and/or asset statements are incomplete. The loan program is a 12month bank statement loan and requires 12 months of consecutive bank statements for review. The following bank statements were missing from the loan file to complete a full 12 months of business bank statements: XXXX account ending in XXXX for the months of: XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Bank statements	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039508	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039509	1 of 4	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was not completed accurately. The appraisal has checked that the property is located in a PUD and the mortgage is missing the PUD rider.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) PUD RIder	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039509	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The borrower qualified under the DSCR Program. DSCR documentation requirements indicate if the subject property is not currently rented, rent loss coverage of 12 months must be obtained. The hazard insurance information contained in the file does not reflect rent loss coverage as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI policy for subject prop with rent loss effective prior to closing	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039509	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters. For all Purchase Transactions, the seller must have owned the subject property > (6) months unless permissible seller acquisition criteria is met. The seller purchased the property on XX/XX/XXXX for XXXX ( less than 10% increase). The loan file does not contain documentation that supports the acquisition of the subject property was permissible per the guidelines.	High Reserves. XXX Score. XXXX% LTV	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039509	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039510	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039510	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement; however, the loan file did not contain any evidence of rent payments collected.	High Reserves. XXX Score. XXXX% LTV.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved Rebuttal 2 (XX/XX/XXXX XX:XXAM) Documentation uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) Exception not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039510	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039519	1 of 3	XXXX	XX/XX/XXXX	Compliance	Federal Testing	XXXX	The file failed one or more of the federal threshold tests. This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR§1026.32(a)(1)(ii)(A), (B) ) The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 5 percent of the total loan amount of XXXX. This loan failed the high-cost mortgage financing of points and fees test. ( 12 CFR §1026.34(a)(10) ) The loan finances, directly or indirectly, any points and fees, as defined in the legislation. A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Refund check for the amount which put us over High Cost threshold. PCCD, LOX, Shipping and Check	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039519	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039519	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039520	1 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039520	2 of 5	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence 3 months reserves totaling XXXX (XXXX PITIA x XX months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets; however, XXXX of the assets provided were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.	XXXX% LTV. XXXX% DTI. High residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Borrower is sole proprietor - exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039520	3 of 5	XXXX	XX/XX/XXXX	Credit	Credit Tradelines	XXXX	The borrower does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of three (3) active and current trade lines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months or two (2) trade lines showing 24 months activity - may include closed accounts with activity reporting within the last 24 months. The credit report reflected that the borrower only had XX account which consisted of XXX months activity and XX with XXX months activity. The borrower was lacking an additional trade line with 24 or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXXX.	Credit score of XXX exceeds the minimum required by guidelines of XXX. DTI of XXXX% is below maximum of XXXX%. Total residual income XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039520	4 of 5	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is a delayed financing transaction. According to the appraisal in the loan file, the borrower purchased the subject property on XX/XX/XXXX for XXXXX. The loan file contains an exception which reflects a comment that the borrower purchased the subject for XXXX. The loan file contained a Combined Real Estate Transfer Tax Return which indicates that the property was conveyed on XX/XX/XXXX for a price of XXXX. The final 1008 in the loan file reflects that the lender used a value of XXXX (the appraised value) to determine the LTV. The guidelines indicate that a copy of the final CD or HUD is required from the purchase of the subject property to determine the value to be used, to verify no financing was used to obtain the property and to ensure that the borrower not borrow more than the initial investment. The final HUD or CD from the purchase transaction of the subject is missing from the loan file.	XXXX% LTV. XXXX% DTI. High residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception approved to use warranty deed in lieu of Final CD as Title supports no liens	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039520	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039523	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Revised LE Delivery Date (after issue of CD)	XXXX	This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure dated XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) 6/9 CD was not sent to borrower, used to balancing and included in upload in error	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039523	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID- Lender Credits that Cannot Decrease	XXXX	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXXX). Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Rebuttal uploaded for LE timing (CD not sent to borrower) should clear this as well. Lender Credit change is the result of a rate change, valid COC	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039523	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039523	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039524	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039524	2 of 4	XXXX	XX/XX/XXXX	Credit	Contract Concessions	XXXX	The contract contained unallowable concessions or significant personal property. The loan transaction was a purchase of an investment property. The guidelines only permit allowable IPC's on investment property transactions that do not exceed 2% of the purchase price. The purchase price for the subject transaction is XXXX, which allows a maximum of XXXX in Seller concessions. The Final CD evidenced XXXX in seller concessions which exceeds the maximum allowed by XXXX. The guidelines indicate when IPC's exceed the maximum allowed, a reduction to the purchase price in the excess amount is required. As a result, the XXXX purchase price was reduced to XXXX which also caused the LTV to increase from XXXX% to XXXX%.	XXX Score. XXXX% LTV. Good reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree, exception uploaded covers this	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039524	3 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost.? The loan was qualified under the DSCR program. The guidelines indicate, if the subject property is not currently rented, rent loss coverage of 12 months must be obtained. The subject property is not currently rented. The hazard insurance documentation provided does not reflect rent loss coverage is included.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Loss of use is noted on the HOI policy	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039524	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039525	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039525	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039525	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039526	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039526	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XX months reserves totaling XXXX (XXXX PITIA x XX months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets; however, XXXX of the assets provided were business assets and an additional XXXX were deposits from the business account to the personal account; therefore, a total of XXXX were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of XXX.					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039526	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039527	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039527	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039527	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039528	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039528	2 of 3	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - SOS uploaded showing active status	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039528	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039529	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing . Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039529	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039529	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039530	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039530	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance Policy. The hazard insurance policy must be effective for at least 60 days after the date of funding. The hazard policy in file for the subject property expires on XX/XX/XXXX and the funding date for the loan transaction was XX/XX/XXXX. The policy will only be effective for XXXX days after funding.	XXX Score. XXX years on the job. High monthly residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree, exception uploaded covers this	Response 1 (XX/XX/XXXX XX:XXAM) Exception approved by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039530	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	Program Parameters. Per the guidelines, HELOC's and subordinate lien amounts that were not used to purchase the subject property must be seasoned for > 12 months and not have more than XXXX drawn in the past 12 months. The withdrawal activity must be documented with a transaction history. The borrower(s) are paying of a XXXX HELOC. The loan has been seasoned > 12 months and is currently in the repayment phase; however the loan file does not contain a transaction history verifying no draws > XXXX have occurred within the past 12 months.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - CREDIT SUPPORTS NO DRAWS, credit report reflects the balance gradually decreasing over the most recent 12 months on credit & no draws were taken	Response 1 (XX/XX/XXXX XX:XXAM) Explanation and documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039530	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039531	1 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed thecomparable charges (XXXX) by more than 10% A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title- Abstract/ Title Search fee, Attorney's Fee, Title Lender's Title Insurance Policy, and Title- Courier Fee. This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Title Search decreased from XXXX to XXXX, Attorney Fee was added when borrower shopped Title, Lender Title Insurance increased when borrower shopped title and Courier fee decreased from XXXX to XXXX. *See attached initial LE and CD from line above.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039531	2 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Late	XXXX	A written list of Service Providers was not disclosed within 3 business days of the application date. Non-material defect.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039531	3 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Credit Report Fee.This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Credit Report fee did not increase XXXX. Credit Report initially disclosed as XXXX and decreased to XXXX on initial CD and remained same for Final CD *See attached Initial LE, Initial CD and Final CD.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039531	4 of 6	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines do not allow medical collections with a combined balance greater than XXXX to remain open. The borrower has XXXX in collections reporting to credit. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 660. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039531	5 of 6	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of 694 exceeds the minimum required by guidelines of XXX. DTI of XXXX% is below maximum of 40%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039531	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039532	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039532	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039532	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039533	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Sellers' Address is missing. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039533	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039533	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039534	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039534	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039534	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039535	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039535	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039535	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039536	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039536	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039536	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039537	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039537	2 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for NSF charges. The guidelines indicate a maximum of six* (6) Non-Sufficient Funds (NSF) charges or Overdraft incidents per every twelve consecutive month look-back period. The borrower has 12 NSF charges, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 660. LTV of XXXX% is below maximum of 90%. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 3 months. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039537	3 of 4	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The guidelines for non-FTHB indicate that 12 months minimum verification of private mortgage history is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower indicated on the application as having owned a previous residence; however, the loan file does not contain any documented evidence of the housing history for the borrower.	XXX Score. XXXX% DTI. 71 months of reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039537	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039538	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039538	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039538	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM was previously provided within the Drive Report	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039539	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address Missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039539	2 of 4	XXXX	XX/XX/XXXX	Credit	Assets - Recent Large Deposits	XXXX	Recent large deposits were not adequately sourced and/or documented. The Borrower(s) XXXX account XXXX reflects XX recent unsourced large deposits; XXXX on XX/XX/XXXX and XXXX on XX/XX/XXXX. The deposit for XXXX was excluded from the qualifying asset amount at origination; however, the loan file does not contain documentation to source the deposit for XXXX and it was included in the qualifying asset amount.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Reserve requirement still met after backing out additional unsourced deposit, see attached revised 1008	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039539	3 of 4	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	VVOE. The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - SOS showing business active	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039539	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039540	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039540	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - not a valid finding as Exhibit C is required on the DSCR program only, this loan is 24 month Business Bank Statement program and does not require exhibit C	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039540	3 of 4	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. XXXX, XXXX, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the XXXX report; however, the XXXX Score result was XXXX for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Final Fraud	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039540	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039541	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039541	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039541	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039542	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039542	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039542	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039543	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039543	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039543	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039544	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039544	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039544	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039545	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039545	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039545	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039546	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039546	2 of 3	XXXX	XX/XX/XXXX	Credit	Credit Tradelines	XXXX	The co-borrower does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of three (3) active and current trade lines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months or two (2) trade lines showing 24 months activity - may include closed accounts with activity reporting within the last 24 months. The credit report reflected that the co-borrower only had 1 account which consisted of 28 months activity and was last reported in XX/XX/XXXX. The borrower was lacking an additional trade line with 24 or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 660. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 8 months. Primary residence owned XX years.					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039546	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039547	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address is missing. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039547	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039547	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039548	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039548	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039548	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039549	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039549	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained the affidavit; however, it was not completed or signed by the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Not a DSCR loan, Exhibit C not needed	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039549	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039550	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039550	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The lease agreements were provided by the borrower; however, the loan file did not contain the required 4 months evidence of receipt of rent payments.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Loan closed in July XXXX - canceled rent checks were no longer required, only lease agreements for DSCR Refinances	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039550	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039551	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039551	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement dated XX/XX/XXXX along with 2 months bank statements for the XXXX account ending XXXX which reflected XX deposits matching the rental amount of XXXX displayed on the lease which were deposited on XX/XX/XXXX and XX/XX/XXXX; however, the loan file did not contain any evidence of the remaining rent payments collected for a full 4 months as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Canceled checks not required - appraisal notes tenant occupied, lease was provided Rebuttal 2 (XX/XX/XXXX XX:XXPM) guides used at this point for this loan did not require rent receipt proof outside of the lease agreement	Response 1 (XX/XX/XXXX XX:XXPM) Guide requires evidence of 4 months' rent received. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Senior Management review of correct guidelines and proof or receipt not required. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039551	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039552	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) cure docs - shipping, pccd, lox, check	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039552	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039552	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of 350%. The borrower has a departing housing payment of XXXX and the subject PITIA is XXXX which results in a payment shock of XXXX% which exceeds the maximum allowed.	High residual income. XXXX% DTI. XX years same job.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039552	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039553	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039553	2 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using the alternative income program, is XXXX%. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 660. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 6 months. Borrower has XX years in the same profession. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039553	3 of 5	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 660. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 6 months. Borrower has XX years in the same profession. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039553	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	he guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. A verification of the borrower’s business within 10 business days is not present in the loan file. Further, the loan file did not contain a copy of the borrower's license or a CPA letter; therefore, the borrower's business was not verified.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Post Close VVOE	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039553	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039554	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039554	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Business Purpose Affidavit - provided with initial upload	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039554	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The maximum LTV allowed for a rate and term refinance using the DSCR program is 75%. The guidelines indicate that for rate and term refinances, if the subject property was purchased less than 6 months prior to the subject transaction and significant improvements made to the property, Arc may allow the LTV to be based on the purchase price plus improvement costs where the improvement costs are sufficiently documented and the appraiser provides commentary and comparable properties that support the increase in value from the original purchase price. Further, Properties owned more than six (6) months, the LTV/CLTV will be based on the current appraised value. The borrower purchased the subject property on XX/XX/XXXX for XXXX and made significant improvements which were documented in the loan file to equal XXXX for an adjusted value of XXXX. The subject loan closed on XX/XX/XXXX (XX days short of a full XX months) with a loan amount of XXXX, which results in an LTV of XXXX%, which exceeds the maximum allowed per guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 660. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 12 months.	Resolved				2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039554	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	1 of 9	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	2 of 9	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	Flood Cert. The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Flood Cert	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	3 of 9	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost.	XXX Score. XXXX% LTV. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	4 of 9	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The loan was qualified under the 12 months Bank Statement program. Per guidelines, borrowers must provide a comprehensive business narrative that includes a description of the business, the outlook for the future of the business, information about the products or services, an outline of how the business and management team is organized and the number of full-time employees and/or contractors. The loan file did not contain a Business Narrative from the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Business Narrative	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	5 of 9	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank statements are incomplete. The guidelines required 24 months consecutive and complete bank statements to properly document income using the 24 months bank statement program. The loan file contained business bank statements for the months of XX/XX/XXXX to XX/XX/XXXX however, the 05/2021 and XX/XX/XXXX bank statement is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The May XXXX and September XXXX statements were in the file. Calculation was through April XXXX. May XXXX was not used or provided by borrower.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	6 of 9	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment/policy is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Final Title Policy	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	7 of 9	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months mortgage history is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12 for non-FTHB's. The borrower was awarded property in divorce; 1st and 2nd liens are not in the borrowers name. The 1st lien payable to XXXX; 12 months payment history verified via bank statements, 0x30 12 months. The 2nd lien is payable to XXXX. The borrower started making payments XX/XX/XXXX, < 12 months payment history was obtained and 1x30 for XX/XX/XXXX. The account is now current.It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 700. DTI of XXXX% is below maximum of 50%.	Resolved				2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	8 of 9	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	VVOE required. The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. A verification of the borrower's business within 10 days of the note date is not in the loan file.	XXX Score. XXXX% LTV. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039555	9 of 9	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039556	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039556	2 of 3	XXXX	XX/XX/XXXX	Credit	Appraisal Date	XXXX	The appraisal was too old at the time of closing based on guides. The guidelines require a recertification of value from the original appraiser is required when the appraisal is aged 120+ days. A new appraisal is required after 180 days. The appraisal in the loan file is dated XX/XX/XXXX and the subject loan closed XX/XX/XXXX. On the day of closing the appraisal was XXX days old. The loan file does not contain any evidence of a recertification of value, as required by guidelines.	XXX Score. XXXX% DTI. XX months of reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039556	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	1 of 11	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	2 of 11	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Initials provided for XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	3 of 11	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Initials provided for XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	4 of 11	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Initials provided for XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	5 of 11	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Initials provided for XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	6 of 11	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	7 of 11	XXXX	XX/XX/XXXX	Compliance	TRID- Lender Credits that Cannot Decrease	XXXX	The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The total cost to cure is XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Initials provided for XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	8 of 11	XXXX	XX/XX/XXXX	Credit	Debts Not verified on credit report	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. The final 1003 reflected an account with XXXX with a payment of XXXX which was not reflected on the credit report. The loan file does not contain documentation verifying the payment and balance for this account.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX was paid off	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	9 of 11	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	Program Parameters. The subject loan does not meet Program Parameters for payment shock. The guidelines for a Non-FTHB indicate a maximum payment shock of 350%. The borrower is a Non-FTHB with a departing housing payment of XXXX and the subject PITIA is XXXX which results in a payment shock of XXXX% which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 6 months. Credit score of XXX exceeds the minimum required by guidelines of 660.	Resolved				2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	10 of 11	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	VVOE required. The guidelines require verification of the borrower's business to be obtained within 10 days of the note date. The loan file contains a CPA letter dated XX/XX/XXXX; however the note date is XX/XX/XXXX. A verification of the borrower's business within 10 days of the note date is not in the loan file.	Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 6 months. Credit score of XXX exceeds the minimum required by guidelines of 660.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved for CPA Letter	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039557	11 of 11	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039662	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039662	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039662	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039663	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039663	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039663	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039664	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039664	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039664	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039665	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039665	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement dated XX/XX/XXXX The loan file contains the asset statement reflecting the rent deposits for XXXX The evidence of rent payment for XX/XX/XXXX is not in the loan file. 4 consecutive months of rent were not evidenced in the loan file as required.	XX months of reserves. XXX Score.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039665	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039666	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039666	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039666	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039667	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039667	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039667	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039671	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039671	2 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet DSCR Program Parameters for Eligible Borrower Type. The subject Borrowers are Foreign Nationals, which are not permitted for a DSCR loan.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Foreign Nationals are permitted under the DSCR program Rebuttal 2 (XX/XX/XXXX XX:XXAM) FN are almost always qualified under the DSCR program. See attached FN matrix	Response 1 (XX/XX/XXXX XX:XXPM) The guide indicates Foreign National are not eligible for DSCR loans. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039671	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet DSCR Program Parameters for First Time Homebuyers. The Borrowers are First Time Homebuyers which is not permitted for DSCR program.	XX months of reserves. XXX% LTV.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039671	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039672	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Closing Information/Disbursement Date	XXXX	The CD issued on XX/XX/XXX does not reflect the correct Disbursement Date. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039672	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039672	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039673	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039673	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039673	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039675	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039675	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039675	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039676	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039676	2 of 3	XXXX	XX/XX/XXXX	Credit	Tax Transcripts Missing	XXXX	The tax transcripts are missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) transcripts	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039676	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039697	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039697	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039697	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided with initial upload	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. AVM in file supports value. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039698	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039698	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039698	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039699	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039699	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039699	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039700	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039700	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for maximum LTV of 75% for a cash out refinance. The subject loan closed with an LTV of XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating actors utilized to downgrade to level XXX. Credit score of XXX exceeds the minimum required by guidelines of 720. Verified post closing reserves of XXXX or XX months. Minimum required per guidelines is 3 months.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039700	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039701	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039701	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039701	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039702	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039702	2 of 3	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The loan file does not contain sufficient documentation to evidence borrower's residency. The guidelines required a copy of the front and back of the borrowers resident alien card. The loan file did not contain a copy of the Resident Alien card.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039702	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039703	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039703	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039703	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039704	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Recording Fee. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039704	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039704	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a HVE AVM, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039705	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039705	2 of 3	XXXX	XX/XX/XXXX	Credit	Sales contract	XXXX	The Sales Contract reflects an Addendum dated XX/XX/XXXX stating "Buyer is purchasing the property as his Primary Residence". No documentation is retained in the Loan File for an updated Addenum that echos the 1003 and the 1008 loan forms signed by the borrower dated XX/XX/XXXX that states the subject property at XXXX is applied for as an "Investment Property".		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) It's an error in the contract, loan was underwritten and approved as an Investment. Appraisal and HOI also reflect this	Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039705	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039706	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039706	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039706	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039707	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039707	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039707	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039708	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039708	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039708	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039709	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039709	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039709	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039710	1 of 6	XXXX	XX/XX/XXXX	Compliance	Missing Mortgage	XXXX	The mortgage is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Note, Deed, 1003	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	2	XX/XX/XXXX XX:XX:XX PM
436039710	2 of 6	XXXX	XX/XX/XXXX	Compliance	Missing Note	XXXX	The note is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Note, Deed, 1003	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	2	XX/XX/XXXX XX:XX:XX PM
436039710	3 of 6	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.						2	2	4	2	XX/XX/XXXX XX:XX:XX PM
436039710	4 of 6	XXXX	XX/XX/XXXX	Credit	Final Application	XXXX	The Final Application does not accurately reflect the verified information as in the loan file. The final application is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Note, Deed, 1003	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		2	1	4	2	XX/XX/XXXX XX:XX:XX PM
436039710	5 of 6	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The provided business license is expired/admin dissolved. However, it should be noted an exception was granted for this issue.	Credit score of XXX exceeds the minimum required by guidelines of 660. DTI of XXXX% is below maximum of 50%. Borrower has XX years in the same profession. Total residual income is XXXX per month.					2	2	4	2	XX/XX/XXXX XX:XX:XX PM
436039710	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	4	2	XX/XX/XXXX XX:XX:XX PM
436039711	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039711	2 of 4	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	Resident Alien. The final 1003 indicates the co-borrower is a Permanent Resident. The guidelines require a front and back copy of the co-borrowers Permanent resident card. The loan file contains a copy of the front of the card; the loan file does not contain a front and back copy as required.	XXX months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree - previously uploaded exception covers this	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039711	3 of 4	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	VOM. The loan transaction is a Cash out and contains the payoff of a private mortgage. The guidelines require a 12 month payment history supported by canceled checks/ bank activity and a copy of the mortgage note. The loan file does not contain verification of 12 months payment history supported by canceled checks/ bank activity as required.	XXX months of reserves. XXX Score. XXXX% DTI.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039711	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039712	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039712	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039712	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039713	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039713	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039713	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039714	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039714	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close and pre-paid items. The loan file contained evidence of XXXX in assets; however, the assets provided were business assets. The loan file contained a tax preparer letter which indicated that the borrower had full access to the business funds; however, the loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - CPA letter attached	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039714	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039715	1 of 6	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039715	2 of 6	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. The loan file does not contain a narrative worksheet and was not provided as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - business narrative uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039715	3 of 6	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	DRFC		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - uploaded fraud report	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039715	4 of 6	XXXX	XX/XX/XXXX	Credit	REO PITI	XXXX	The Borrower(s) own other real estate and the PITI for each additional mortgage is not documented. The borrower(s) REO schedule on the final 1003 reflects a property located at XXXX; with a loan not reflected on the credit report, payable to XXXX in the amount of XXXX per month. The loan file does not contain documentation verifying the PITI amount or the outstanding loan balance. A recent bank statement in the file from XXXX XXXX reflects a XXXX EMD (in addition to the subject property) paid on XX/XX/XXXX for this property, which may indicate the documents were not available at the time of closing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - EMD and 12 month payment history uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039715	5 of 6	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	A VVOE is required within 10 days of Note date. The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX,; however, the note date is XX/XX/XXXX,. A verification of the borrower’s business within 10 business days is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) business bank statement dated prior to closing	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039715	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039716	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039716	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039716	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039717	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039717	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039717	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039718	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX, does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039718	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 6 months reserves totaling XXXX (XXXX PITIA x XX months). Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained evidence of XXXX in assets. As a result, there is a XXXX shortage of qualifying assets.	XX years same job. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039718	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039719	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039719	2 of 4	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence XX months reserves totaling XXXX (XXXX PITIA x XX months). The loan file contained evidence of XXXX in assets; however, the assets provided were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a XXXX shortage of qualifying assets.	XX months of reserves. XXX Score.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree - previously uploaded exception covers this	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039719	3 of 4	XXXX	XX/XX/XXXX	Credit	REO PITI	XXXX	The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed or documented. The borrower owns XX additional REO. The property located at XXXX is only documented with a mortgage statement which does not include escrow and therefore is missing the documented HOI and property taxes and the property located at XXXX is not documented at all.	XX months of reserves. XXX Score.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039719	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039720	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039720	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX,. The loan file contained a lease agreement dated XX/XX/XXXX,. The evidence of rent payment for XXXX is not in the loan file. 4 consecutive months of rent were not evidenced in the loan file as required.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039720	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039721	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039721	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The subject loan was qualified under the Alternative Income 1 YR 1099 program. Rental income was used to qualify and a 1099 from the property management company was used as supporting income documentation. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 4 months.					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039721	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039722	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039722	2 of 5	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The loan file was qualified under the Clean Slate Program utilizing 24 Months Banks Statements. The guidelines indicate a maximum of (6) Non-Sufficient Funds (NSF) charges or Overdraft incidents per every twelve consecutive month look-back period are permitted. Review of the borrower(s) bank statements used to qualify reflect 13 NSF charges in a 12 month period. The borrower(s) amount of NSF charges in a 12 month period exceeds the maximum of (6) allowed per guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	LTV of XXXX% is below maximum of 65%. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 0 months.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039722	3 of 5	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The guidelines require the hazard insurance policy for the subject property to be effective for at least 60 days after the date of funding. The funding date for the subject loan was XX/XX/XXXX, and the hazard insurance policy in the file expires XX/XX/XXXX,. The loan file does not contain evidence of a hazard insurance policy for the subject property that will be effective for a minimum of 60 days after the funding date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - corrected policy uploaded	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039722	4 of 5	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	VOM. The borrower had XXXX of mortgage payments deferred for the mortgage with XXXX (XXXX). The guidelines require verification that all payments have been made on time (no missed payments) or any missed payments have been resolved. The loan file did not contain a copy of the deferred payment agreement to ensure the borrower has made all payments timely in accordance to the agreement. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX	LTV of XXXX% is below maximum of 65%. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 0 months.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039722	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039723	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039723	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039723	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039724	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039724	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039724	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039725	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039725	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039725	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039726	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039726	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039726	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039727	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039727	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039727	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039728	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039728	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039728	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX,, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039761	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX, does not reflect the complete seller information. Seller Address is missing. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039761	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039761	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039762	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039762	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039762	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039763	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039763	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039763	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039764	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039764	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039764	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039765	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039765	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The borrower's YTD Profit and Loss statement for the business reflecting a loss and included in the income calculation as a loss is missing from the loan file. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level XXX.	Credit score of XXX exceeds the minimum required by guidelines of 720. LTV of XXXX% is below maximum of 70%. DTI of XXXX% is below maximum of 40%. Verified post-closing reserves of XXXX or XXX months. Total residual income is XXXX per month.					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039765	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039766	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039766	2 of 5	XXXX	XX/XX/XXXX	Credit	Credit Scores	XXXX	The borrower's credit scores are below the minimum allowable per guidelines. The guidelines for a DSCR program purchase loan with an LTV of XXXX% indicate a minimum credit score of 680. The borrower's qualifying credit score is only XXX, which is below the minimum required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - per guidelines with application date XX/XX/XXXX the minimum credit score is XXX for XXXX% LTV purchase and borrower has a XXX score, loan amt XXXX and DSCR ratio of XXXX. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Matrix attached	Response 1 (XX/XX/XXXX XX:XXAM) Matrix provided is only a partial snip with no date. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039766	3 of 5	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which reflects sufficient coverage/replacement cost. The guidelines for the DSCR program indicate that if subject property is not currently rented or an Executed lease agreement is unavailable, rent loss coverage of 12 months must be obtained. The appraisal reflects that the subject property is rented; however, the loan file does not contain a copy of the Leases. The hazard insurance documentation provided does not reflect rent loss coverage is included.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - HOI included	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039766	4 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained the affidavit; however, it was not completed or signed by the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - not valid the hazard policy does reflect loss of use coverage which on a rental property can cover rent loss coverage Rebuttal 2 (XX/XX/XXXX XX:XXPM) uploaded the wrong rebuttal - Occ statement was in the closing package. Attached	Response 1 (XX/XX/XXXX XX:XXAM) Still missing business purpose and occupancy affidavit. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039766	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039767	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039767	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039767	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039769	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039769	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039769	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039770	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID- Lender Credits that Cannot Decrease	XXXX	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXXX) If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Final CD included a cure for this - nothing additional is needed	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039770	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039770	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039819	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - CD Incomplete / Inaccurate	XXXX	Revised CD not signed/acknowledged. Auditor unable to determine if it was received by consumer at consummation. Revised CD issued XX/XX/XXXX is missing page 5 of 5.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the Final CD with borrower acknowledgement.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039819	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	XXXX	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the Loan Estimate with borrower's acknowledgement.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039819	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039819	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM report	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039820	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039820	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Flood Insurance. The loan was missing a current flood insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new reflected on the appraisal is XXXX. The evidence of flood insurance in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of flood insurance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The XXXX coverage on Flood insurance is XXXX, which is meet our requirement of XXXX maximum flood coverage.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039820	3 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Flood Insurance. The loan was missing current flood insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The estimate of cost new reflected on the appraisal is XXXX. The evidence of flood insurance in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of flood insurance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The XXXX coverage on Flood insurance is XXXX, which is meet our requirement of XXXX maximum flood coverage.	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039820	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039821	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039821	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The loan file contained a homeowner's quote instead of the actual hazard insurance policy reflecting the dwelling coverage at XXXX and the annual premium at XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) HOI uploaded with sufficient coverage	Response 1 (XX/XX/XXXX XX:XXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039821	3 of 4	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment/policy is incomplete/missing. The loan file was missing the title commitment reflecting sufficient insurance covering the loan amount of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) ALTA attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		2	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039821	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039826	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039826	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039826	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039828	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039828	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039828	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039829	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039829	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039829	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039830	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039830	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039830	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039831	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039831	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines for the DSCR product indicate that the rental income used for qualifying purposes will be either the lesser of the documented lease rent or market rent per the appraisal. The loan file was missing both an appraisal and lease; therefore, income was not documented at all. Further, the guidelines required an affidavit of business purpose, which was also missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) 1. find uploaded appraisal with operating income statement (Est. XXXX/month, we use XXXX% of market rent since it's not rented currently) 2. see uploaded business purpose affidavit	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039831	3 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal is missing	XXXX	The appraisal is missing from the loan file. The Auditor was unable to review the appraisal report. The loan file contained the email to the borrower reflecting that the appraisal had been attached and that the value was XXXX; however, a copy of the actual appraisal report is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Appraisal attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039831	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	1 of 7	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) This is a non-TRID loan and does not require these documents. Please clear this condition. Thank you!	Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)		2	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	2 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Closing Disclosure	XXXX	There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) This is a non-TRID loan and does not require these documents. Please clear this condition. Thank you!	Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)		4	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	3 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Loan Estimate	XXXX	The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) This is a non-TRID loan and does not require these documents. Please clear this condition. Thank you!	Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)		4	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	4 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) This is a non-TRID loan and does not require these documents. Please clear this condition. Thank you!	Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)		2	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	5 of 7	XXXX	XX/XX/XXXX	Credit	Credit Scores	XXXX	The borrower's credit scores are below the minimum allowable per guidelines. The minimum credit score for a Cash Out transaction on a condo with an LTV > XXXX% is XXXX. The borrower(s) qualifying middle score is XXX and the LTV for the subject loan is XXXX%. The borrower(s) XXXX credit score does not meet the minimum XXX credit score required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) This loan falls to the highlighted category in attached CDL guideline---so we meet min Fico XXXX (our fico XXX and LTV: XXXX%)	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	6 of 7	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing. The guidelines require properties located in a Flood Zone to have flood insurance. The appraisal in file indicates the subject property is located in Zone X and not located in a flood zone. However, the loan file does not contain a flood certification, therefor the flood zone determination could not be confirmed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Flood Cert attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039832	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039839	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039839	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039839	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039842	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039842	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039842	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039843	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039843	2 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039843	3 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for AVM	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039843	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]	XXXX	Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]. The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Appraisal attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) please find the better version of appraisal report without cut pages	Response 1 (XX/XX/XXXX XX:XXPM) Most pages of the Appraisal are cut off at the bottom. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039844	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039844	2 of 5	XXXX	XX/XX/XXXX	Credit	Credit Tradelines	XXXX	The borrower does not meet the minimum tradeline requirements to meet Investor guidelines. The guidelines require a minimum three trade lines established for at least 12 months. The origination credit report reflects that the borrower only has 2 tradelines that have been reported for at least 12 months, which does not meet the minimum required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please refer to our CDL guideline (see uploaded docs), we also counted closed, inactive tradelines.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039844	3 of 5	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence XX months in PITIA reserves equal to XXXX (XXXX PITIA X XX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
Per final CD, cash to close required XXXX plus XX months PITIA XXXX; total required XXXX. Verified assets from the transaction activities of XXXX (XXXX as of XX/XX/XXXX) at XXXX, which is sufficient for this transaction.

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
please check the page 1 of Final CD, cash to close from borrower is XXXX (the number we used) after the EMD was verified and withdrew (page 3 of final CD table). so we stay with our original calculation, Per final CD, cash to close required XXXX plus XX months PITIA XXXX; total required XXXX. Verified assets: XXXX, which is sufficient for this transaction.

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
I got clarification now that you are specifically looking for EMD proof and POC (appraisal fee): please find uploaded EMD cancelled check and appraisal invoice evidencing it's paid by credit cared, now we should be good on sufficient assets, thanks!

											Response 1 (XX/XX/XXXX XX:XXPM) Without evidence of either EMD clearance or POC clearance prior to the most recent bank statement, a XXXX shortage exists. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Without evidence of POC clearance, a XXXX shortage exists. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039844	4 of 5	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the title commitment and CPL	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039844	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039845	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039845	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039845	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039846	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039846	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039846	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039847	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is 5.180%. The loan is compliant with XX Subprime limitations and prohibited practices.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039847	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX							1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039847	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039850	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039850	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039850	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039858	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039858	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039858	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039859	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) It seems a COC LE was missed upon review. Please see attached for the COC regarding appraisal fee.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039859	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039859	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039861	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039861	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039861	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039864	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039864	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039864	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039865	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039865	2 of 4	XXXX	XX/XX/XXXX	Credit	Earnest Money documentation	XXXX	The earnest money deposit was not properly documented and/or sourced. (source account did not show evidence of earnest money clearing account).		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) EMD attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039865	3 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. Income documentation was not provided in the file, missing either Profit & Loss Statement or Verification of Employment. Additional conditions may apply.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Income docs attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039865	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039866	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039866	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039866	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039868	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039868	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039868	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039871	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039871	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The loan file contained a homeowner's insurance invoice with no actual homeowner's insurance policy reflecting the dwelling coverage at XXXX and the annual premium at XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039871	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039872	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039872	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters. The guidelines require the borrower to execute a Borrower Statement of Occupancy and XXXX Attestation of No-Forbearance. The loan file did not contain a Borrower Statement of Occupancy or a XXXX Attestation of No-Forbearance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Forbearance attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039872	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	Appraisal - Secondary Valuation Product Not Provided. The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039873	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039873	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039873	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039877	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039877	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039877	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039878	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039878	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039878	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039879	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) It seems a COC was missed upon review. Please see attached for COC LE regarding appraisal fee.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039879	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039879	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039881	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039881	2 of 3	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing. The guidelines require properties located in a flood zone to obtain flood insurance. The loan file contains an appraisal report that indicates the subject property is located in Flood Zone X, therefore flood insurance would not be required. However, the loan file does not contain a flood certificate that confirms/supports the subject property is located in Flood Zone X.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Flood Cert attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039881	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039882	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039882	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039882	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039885	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039885	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039885	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039886	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039886	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039886	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an , which supports the AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039887	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039887	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039887	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039888	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039888	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039888	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039892	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039892	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039892	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039894	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039894	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039894	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039897	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039897	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039897	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039903	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039903	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039903	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039904	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039904	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Closing Information/File number Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039904	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039904	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039911	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039911	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039911	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a full second appraisal dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039912	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039912	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039912	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039915	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039915	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039915	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039917	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039917	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039917	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040035	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040035	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040035	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040037	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040037	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040037	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040038	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040038	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040038	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040039	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040039	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040039	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040041	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040041	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040041	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040042	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040042	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040042	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040043	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040043	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040043	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040046	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040046	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040046	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040049	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040049	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040049	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the AVM.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040050	1 of 3	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	The HMDA/Government Monitoring Information section of the application is incomplete. The Ethnicity section was not completed.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436040050	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436040050	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) see uploaded AVM report supports the value	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436040051	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040051	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040051	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040052	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040052	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040052	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040055	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040055	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040055	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040062	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040062	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040062	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040065	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040065	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040065	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040066	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040066	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040066	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040067	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040067	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040067	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040071	1 of 3	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	Inaccurate Mortgage. The mortgage was not completed accurately. There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the POA.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040071	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040071	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040072	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040072	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040072	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. Further, the loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040073	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040073	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040073	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040077	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040077	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040077	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040078	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary. Mitigating Factor- Seller is Exempt.		Resolved				2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436040078	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the addition to the following fees was not accepted: Property Condition Report. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) It seems a COC LE was missed upon review. Please see attached for the correct change form from the LE on XX/XX/XXXX.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436040078	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436040078	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between XX% and XX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436040080	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040080	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040080	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040087	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040087	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040087	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040088	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040088	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040088	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040089	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040089	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040089	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between XX% and XX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040092	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040092	2 of 3	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require a signed Attestation of No-Forbearance form to be completed and retained in the loan file. The loan file did not contain a copy of the Attestation of No-Forbearance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the Forbearance Attestation form.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040092	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040096	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040096	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040096	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040097	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040097	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040097	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040098	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040098	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040098	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040100	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040100	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040100	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040103	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040103	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040103	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040106	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040106	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040106	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040107	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040107	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040107	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040108	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040108	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040108	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040112	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040112	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040112	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040113	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040113	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040113	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040115	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040115	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040115	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040118	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040118	2 of 5	XXXX	XX/XX/XXXX	Credit	Application	XXXX	The initial application is either inaccurate, missing or not signed as required by guides. The loan file contained an executed final application that was signed at closing. However, the loan file did not contain a copy of the initial application for the loan transaction.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) 1003	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040118	3 of 5	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The guidelines require that all Investment properties (including condominiums) have Rent-Loss coverage equal to or greater than 6 months of total gross rents. The HOI documentation provided for the subject property did not reflect rent loss coverage was included with the policy coverage. The loan file did not contain adequate rent loss coverage as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI include rental loss not to exceed 24 months, which meet our 6 months rental requirement.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040118	4 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters. The guidelines require borrower(s) of investment property transactions to complete a "Business Purpose Statement." The subject transaction is the purchase of an investment property. The loan file does not contain a "Business Purpose Statement" completed by the Borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Borrower Certification Business Purpose of Investment Property	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040118	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436040122	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040122	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040122	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040123	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436040123	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040123	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436040124	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040124	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436040124	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039474	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039474	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039474	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039475	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Late	XXXX	The Home Loan Toolkit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home Loan Toolkit					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039475	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039475	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Field Review in file supported value.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039476	1 of 7	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Although the first page of the CHARM Booklet was provided inthe loan file, the rest of the pages were not provided; therefore,auditor is unable to determine if the disclosure was provided to the consumer.Evidence that it was provided within 3 business days of application isrequired.	Provide evidence that the Charm Booklet was provided within 3 business days of application.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Full pages with Date Delivered Uploaded to SO Website Rebuttal 2 (XX/XX/XXXX XX:XXPM) Documents provided.	Response 1 (XX/XX/XXXX XX:XXAM) No additional documentation received (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documents provided were sufficient to clear the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039476	2 of 7	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Although the first page of the Home Loan Toolkit was provided in the loan file, the rest of the pages were not provided; therefore, auditor is unable to determine if the disclosure was provided to the consumer.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home Loan Toolkit.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Full pages with Date Delivered Uploaded to XXXX Website Rebuttal 2 (XX/XX/XXXX XX:XXPM) Documentation provided	Response 1 (XX/XX/XXXX XX:XXAM) No additional documentation received (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039476	3 of 7	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was not completed accurately due to missing the non-borrowing spouse's signature. Although title is held as a married woman as her sole andseparate property, the inter-spousal deed was missing.	Provide the executed Mortgage reflecting the non-borrowing spouse's signature.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Quit Claim Uploaded to XXXX Website. Please note Escrow vesting, prelim vesting, DOT all reflect same vesting. Borrower sold and separate. No changes, Quit claim not required.	Response 1 (XX/XX/XXXX XX:XXAM) The provided documentation/explanation is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039476	4 of 7	XXXX	XX/XX/XXXX	Compliance	Right to Rescind	XXXX	Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties due to missing the non-borrowing spouse's signature.	Provide the Right to Cancel reflecting the non-borrowing spouse's signature.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Only one signature required. Quit Claim Uploaded to XXXX Website. Please note Escrow vesting, prelim vesting, DOT all reflect same vesting. Borrower sold and separate. No changes, Quit claim not required.	Response 1 (XX/XX/XXXX XX:XXAM) The provided documentation/explanation is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039476	5 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - CD Non-Borrower with Right to Rescind	XXXX	There is no evidence of the final CD provided to the non-borrowing spouse. Per regulation, CD(s) must be provided to all who have the right to rescind.	Provide evidence the final CD was provided to the non-borrowing spouse.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) There is no title only borrower on this transaction. There is no need to send out the copy of CD. N/A FILE IS VESTED AS SOLE AND SEPARATE.	Response 1 (XX/XX/XXXX XX:XXAM) The provided explanation is sufficient to cure the finding. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039476	6 of 7	XXXX	XX/XX/XXXX	Credit	REO Rental Income	XXXX	The rental income was not properly documented per the guidelines. The loan file is missing the lease on the Borrower's rental property located at XXXX as required per the guidelines. It should be noted that without the lease agreement and rental income on this property the DTI increases to XXXX% which exceeds max allowed.	Lease agreement documenting gross monthly rent of XXXX on property located at XXXX is required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Uploaded Lease Agreement.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation provided is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039476	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039477	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039477	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039477	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XX% and XX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039478	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home Loan Toolkit is missing. Although the first page of thedisclosure was included in the loan file, because the rest of the pages weremissing, auditor is unable to determine that the disclosure was providedto the consumer. Evidence that it was provided within 3 business days ofapplication is required.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home Loan Toolkit					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039478	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039478	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						3	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039465	1 of 3	XXXX	XX/XX/XXXX	Compliance	Federal Testing	XXXX	This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please provide TILA finance charge test Rebuttal 2 (XX/XX/XXXX XX:XXAM) Please refer to corrected CD dated XX/XX/XXXX. Finance charge was decreased by XXXX. Settlement charges in section C of CD, fees were decreased by XXXX when you compare CD dated XX/XX/XXXX. Also prepaid interest should be included in finance charge. Rebuttal 3 (XX/XX/XXXX XX:XXPM) Documentation provided	Response 1 (XX/XX/XXXX XX:XXAM)
The following fees were included in the Finance Charge Test: Flood Certification XXXX, Loan Origination XXXX, Loan Discount XXXX, Processing XXXX, Tax Service Fee XXXX, Title - Archive XXXX, Title - Courier XXXX, Title - Courier XXXX, Title - Recording Service XXXX, Title - Settlement XXXX, Title - Sub Escrow XXXX, Title - Wire XXXX, Title - Wire Transfer XXXX, and Underwriting XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The disclosed Finance Charges of XXXX on the PCCD issued XX/XX/XXXX was under disclosed by XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

													3	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039465	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039465	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XX% and XX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
436039466	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039466	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039466	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between XX% and XX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039467	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039467	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039467	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.		3	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039468	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home Loan Tool Kit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.						2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039468	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039468	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.		3	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039469	1 of 9	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Only one is missing: The Charm Booklet is missing.	Resolved	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Uploaded Disclosure Package to XXXX Website.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding.		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	2 of 9	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Only one is missing: The Toolkit is missing.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Tooklit					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	3 of 9	XXXX	XX/XX/XXXX	Compliance	Late ARM Disclosure	XXXX	The ARM Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the Application/Program Change Date, XX/XX/XXXX . Non-material defect.	Provide evidence that the Arm Notice/Charm Booklet was provided within 3 business days of application/program change.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	4 of 9	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: HOC Disclosure					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	5 of 9	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Closing Disclosure	XXXX	There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Uploaded Disclosure Package to XXXX Website.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding.		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	6 of 9	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Loan Estimate	XXXX	The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Uploaded Disclosure Package to XXXX Website.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding.		4	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	7 of 9	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.	Resolved	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Uploaded Disclosure Package to XXXX Website.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding.		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	8 of 9	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039469	9 of 9	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039470	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039470	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039470	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.		3	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039471	1 of 4	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Although the first page of the CHARM Booklet was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	Provide evidence that the Charm Booklet was provided within 3 business days of application/program change.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Documents provided.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039471	2 of 4	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Although the first page of the Home Loan Toolkit was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer.	Provide evidence that the Home Loan Toolkit was provided within 3 business days of application/program change.					2	2	3	2	XX/XX/XXXX XX:XX:XX PM
436039471	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039471	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
436039472	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home loan toolkit is missing.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home loan toolkit.					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
436039472	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039472	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved) The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.		3	1	2	2	XX/XX/XXXX XX:XX:XX PM
436039473	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039473	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.	Provide documentation to verify mortgages disclosed on the 1003.					1	1	1	1	XX/XX/XXXX XX:XX:XX PM
436039473	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. However, the confidence score was below 65%.(Resolved) Response 2 (XX/XX/XXXX XX:XXPM) A CDA completed on XX/XX/XXXX, supports the origination value with 10%.		3	1	1	1	XX/XX/XXXX XX:XX:XX PM